UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Active Bond Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
8.125% due 08/15/2019	$4,240	$4,761
U.S. Treasury Notes
2.625% due 08/15/2020	2,000	2,057
0.750% due 02/15/2019	6,190	6,134
0.750% due 07/15/2019	3,620	3,575
0.875% due 10/15/2018	5,070	5,044
0.875% due 04/15/2019	6,740	6,683
0.875% due 05/15/2019	4,990	4,945
0.875% due 06/15/2019	3,980	3,942
0.875% due 07/31/2019	3,450	3,414
0.875% due 09/15/2019	4,700	4,645
1.000% due 03/15/2019	5,985	5,950
1.000% due 10/15/2019	5,420	5,367
1.125% due 01/15/2019	4,870	4,853
1.250% due 12/15/2018	3,925	3,919
1.375% due 12/15/2019	3,110	3,100
1.375% due 01/15/2020	5,015	4,998
1.375% due 09/15/2020	4,000	3,972
1.500% due 04/15/2020	4,840	4,831
1.500% due 06/15/2020	2,500	2,494
1.500% due 07/15/2020	3,000	2,991
1.500% due 08/15/2020	4,000	3,988
1.625% due 03/15/2020	3,175	3,180
3.375% due 11/15/2019	3,720	3,866
3.500% due 05/15/2020	5,840	6,130
3.625% due 02/15/2020	5,345	5,604
3.750% due 11/15/2018	7,370	7,562

Total U.S. Treasury Obligations (Cost $118,520)		118,005

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (a) 0.8%		953

Total Short-Term Instruments (Cost $953)		953

Total Investments in Securities (Cost $119,473)		118,958

Total Investments 99.9% (Cost $119,473)		$118,958
Other Assets and Liabilities, net 0.1%		152

Net Assets 100.0%		$119,110

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$953	U.S. Treasury Notes 2.500% due 05/15/2024	$(977)	$953	$953

Total Repurchase Agreements						$(977)	$953	$953

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$118,005	$0	$118,005
Short-Term Instruments
Repurchase Agreements	0	953	0	953

Total Investments	$0	$118,958	$0	$118,958

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury STRIPS (a)
0.000% due 11/15/2042	$19,065	$9,220
0.000% due 02/15/2043	19,825	9,501
0.000% due 05/15/2043	19,553	9,292
0.000% due 08/15/2043	20,279	9,560
0.000% due 11/15/2043	19,194	8,985
0.000% due 02/15/2044	19,734	9,163
0.000% due 05/15/2044	19,780	9,133
0.000% due 08/15/2044	19,368	8,869
0.000% due 11/15/2044	19,816	9,004
0.000% due 02/15/2045	19,487	8,763
0.000% due 05/15/2045	19,842	8,861
0.000% due 08/15/2045	19,568	8,663
0.000% due 11/15/2045	19,784	8,696
0.000% due 02/15/2046	19,719	8,596
0.000% due 05/15/2046	19,418	8,391
0.000% due 08/15/2046	19,819	8,519
0.000% due 11/15/2046	19,417	8,268
0.000% due 02/15/2047	19,750	8,355
0.000% due 05/15/2047	19,910	8,365
0.000% due 08/15/2047	19,500	8,153

Total U.S. Treasury Obligations (Cost $190,468)		176,357

Total Investments in Securities (Cost $190,468)		176,357

Total Investments 99.3% (Cost $190,468)		$176,357
Other Assets and Liabilities, net 0.7%		1,224

Net Assets 100.0%		$177,581

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$176,357	$0	$176,357

Total Investments	$0	$176,357	$0	$176,357

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	$122,938	$123,417
0.125% due 04/15/2020	119,923	120,511
0.125% due 04/15/2021	110,956	111,286
0.125% due 01/15/2022	104,756	105,101
0.125% due 04/15/2022	69,768	69,766
0.125% due 07/15/2022	102,827	103,338
0.625% due 07/15/2021	87,805	90,231
1.125% due 01/15/2021	92,738	96,414
1.250% due 07/15/2020	87,331	90,998
1.375% due 01/15/2020	48,955	50,710
1.875% due 07/15/2019	43,576	45,404
2.125% due 01/15/2019	34,947	36,048

Total U.S. Treasury Obligations (Cost $1,045,675)		1,043,224

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		857

Total Short-Term Instruments (Cost $857)		857

Total Investments in Securities (Cost $1,046,532)		1,044,081

Total Investments 99.9% (Cost $1,046,532)		$1,044,081
Other Assets and Liabilities, net 0.1%		1,162

Net Assets 100.0%		$1,045,243

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$857	U.S. Treasury Notes 2.500% due 05/15/2024	$(879)	$857	$857

Total Repurchase Agreements						$(879)	$857	$857

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,043,224	$0	$1,043,224
Short-Term Instruments
Repurchase Agreements	0	857	0	857

Total Investments	$0	$1,044,081	$0	$1,044,081

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$29,786	$27,841
0.750% due 02/15/2042	28,745	27,775
0.750% due 02/15/2045	28,844	27,518
0.875% due 02/15/2047	16,594	16,356
1.000% due 02/15/2046	23,950	24,300
1.375% due 02/15/2044	27,425	30,263
2.125% due 02/15/2040	19,492	24,531
2.125% due 02/15/2041	32,481	41,105

Total U.S. Treasury Obligations (Cost $220,964)		219,689

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		154

Total Short-Term Instruments (Cost $154)		154

Total Investments in Securities (Cost $221,118)		219,843

Total Investments 99.9% (Cost $221,118)		$219,843
Other Assets and Liabilities, net 0.1%		286

Net Assets 100.0%		$220,129

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$154	U.S. Treasury Notes 2.500% due 05/15/2024	$(160)	$154	$154

Total Repurchase Agreements						$(160)	$154	$154

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$219,689	$0	$219,689
Short-Term Instruments
Repurchase Agreements	0	154	0	154

Total Investments	$0	$219,843	$0	$219,843

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 98.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$3,269	$3,280
0.125% due 07/15/2022	3,584	3,602
0.125% due 01/15/2023	3,023	3,016
0.125% due 07/15/2026	1,534	1,492
0.375% due 07/15/2025	3,857	3,858
0.375% due 01/15/2027	2,236	2,210
0.625% due 01/15/2024	5,565	5,683
0.750% due 02/15/2042	3,290	3,179
0.875% due 02/15/2047	715	705
1.000% due 02/15/2046	943	957
1.125% due 01/15/2021	6,334	6,585
1.375% due 01/15/2020	4,757	4,927
1.375% due 02/15/2044	3,448	3,805
1.750% due 01/15/2028	2,380	2,665
1.875% due 07/15/2019	3,608	3,759
2.000% due 01/15/2026	3,738	4,204
2.125% due 02/15/2040	886	1,114
2.375% due 01/15/2025	4,122	4,709
2.500% due 01/15/2029	3,132	3,781
3.375% due 04/15/2032	603	831

Total U.S. Treasury Obligations (Cost $65,716)		64,362

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (b) 1.3%		846

Total Short-Term Instruments (Cost $846)		846

Total Investments in Securities (Cost $66,562)		65,208

Total Investments 99.8% (Cost $66,562)		$65,208
Other Assets and Liabilities, net 0.2%		134

Net Assets 100.0%		$65,342

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$846	U.S. Treasury Notes 2.500% due 05/15/2024	$(863)	$846	$846

Total Repurchase Agreements						$(863)	$846	$846

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$64,362	$0	$64,362
Short-Term Instruments
Repurchase Agreements	0	846	0	846

Total Investments	$0	$65,208	$0	$65,208

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.3%
CORPORATE BONDS & NOTES 87.3%
BANKING & FINANCE 12.0%
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~	$1,500	$877
Aircastle Ltd.
5.125% due 03/15/2021	3,180	3,399
5.500% due 02/15/2022	5,570	6,113
Ally Financial, Inc.
3.500% due 01/27/2019	4,698	4,780
3.750% due 11/18/2019	3,070	3,145
4.125% due 03/30/2020	3,510	3,624
4.125% due 02/13/2022	4,165	4,313
4.250% due 04/15/2021	7,000	7,262
4.750% due 09/10/2018	6,050	6,199
6.250% due 12/01/2017	2,000	2,014
8.000% due 03/15/2020	2,405	2,712
Barclays Bank PLC
7.750% (USSW5 + 6.833%) due 04/10/2023 ~	1,530	1,578
BPCE S.A.
4.500% due 03/15/2025	2,380	2,473
CIT Group, Inc.
3.875% due 02/19/2019	150	153
5.000% due 08/15/2022	2,600	2,820
5.375% due 05/15/2020	2,955	3,180
5.500% due 02/15/2019	1,797	1,882
Crescent Communities LLC
8.875% due 10/15/2021	2,000	2,130
Equinix, Inc.
5.375% due 01/01/2022	1,600	1,682
FBM Finance, Inc.
8.250% due 08/15/2021	4,695	5,047
Fly Leasing Ltd.
6.750% due 12/15/2020	2,100	2,192
Genworth Holdings, Inc.
7.200% due 02/15/2021	1,800	1,764
7.625% due 09/24/2021	6,240	6,103
HBOS PLC
6.750% due 05/21/2018	2,510	2,585
HUB International Ltd.
7.875% due 10/01/2021	3,195	3,331
Icahn Enterprises LP
4.875% due 03/15/2019	5,017	5,066
6.000% due 08/01/2020	5,089	5,255
6.250% due 02/01/2022	5,225	5,460
International Lease Finance Corp.
6.250% due 05/15/2019	4,105	4,364
iStar, Inc.
4.000% due 11/01/2017	2,400	2,402
4.875% due 07/01/2018	1,908	1,933
5.000% due 07/01/2019	2,568	2,603
7.125% due 02/15/2018	7,025	7,160
Jefferies Finance LLC
7.375% due 04/01/2020	5,200	5,382
7.500% due 04/15/2021	1,900	1,976
Jefferies LoanCore LLC
6.875% due 06/01/2020	1,900	1,974
Nationstar Mortgage LLC
6.500% due 08/01/2018	800	803
7.875% due 10/01/2020	2,490	2,548
9.625% due 05/01/2019	5,443	5,614
Navient Corp.
4.875% due 06/17/2019	6,754	7,007
5.000% due 10/26/2020	7,440	7,672
5.500% due 01/15/2019	2,561	2,653
6.625% due 07/26/2021	12,975	13,916
7.250% due 01/25/2022	500	549
8.000% due 03/25/2020	2,397	2,649
OneMain Financial Holdings LLC
6.750% due 12/15/2019	3,816	3,969
Radian Group, Inc.
5.250% due 06/15/2020	1,345	1,409
5.500% due 06/01/2019	783	825
7.000% due 03/15/2021	1,158	1,319

Realogy Group LLC
4.500% due 04/15/2019	2,695	2,776
Royal Bank of Scotland Group PLC
3.655% (US0003M + 2.320%) due 09/30/2027 ~(c)	2,000	1,925
6.990% (US0003M + 2.670%) due 10/05/2017 ~(c)	2,365	2,702
7.648% (US0003M + 2.500%) due 09/30/2031 ~(c)	233	297
Springleaf Finance Corp.
6.900% due 12/15/2017	14,757	14,886
7.750% due 10/01/2021	3,548	4,014
8.250% due 12/15/2020	3,210	3,635
Starwood Property Trust, Inc.
5.000% due 12/15/2021	2,205	2,307
Stearns Holdings LLC
9.375% due 08/15/2020	4,434	4,656
TMX Finance LLC
8.500% due 09/15/2018	5,125	4,766
VEREIT Operating Partnership LP
4.125% due 06/01/2021	100	105

		217,935

INDUSTRIALS 68.0%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022	3,840	3,581
Abengoa Abenewco S.A.U. (1.500% Cash or 1.500% PIK)
1.500% due 03/31/2023 (a)	464	53
ADT Corp.
3.500% due 07/15/2022	4,175	4,196
5.250% due 03/15/2020	8,125	8,623
Alberta ULC
14.000% due 02/13/2020 ^(a)(b)	672	0
Alere, Inc.
6.500% due 06/15/2020	2,000	2,040
7.250% due 07/01/2018	870	872
Aleris International, Inc.
7.875% due 11/01/2020	7,248	7,284
9.500% due 04/01/2021	5,022	5,374
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	9,020	8,659
Allegheny Technologies, Inc.
5.950% due 01/15/2021	4,732	4,850
9.375% due 06/01/2019	2,580	2,832
Altice Financing S.A.
6.500% due 01/15/2022	5,566	5,803
Altice Luxembourg S.A.
7.750% due 05/15/2022	2,990	3,177
American Airlines Group, Inc.
5.500% due 10/01/2019	5,663	5,960
Anglo American Capital PLC
3.750% due 04/10/2022	2,890	2,967
9.375% due 04/08/2019	4,270	4,730
Anixter, Inc.
5.125% due 10/01/2021	4,200	4,536
Antero Resources Corp.
5.375% due 11/01/2021	7,007	7,217
APX Group, Inc.
6.375% due 12/01/2019	3,348	3,428
ArcelorMittal
5.125% due 06/01/2020	4,185	4,488
5.750% due 08/05/2020	3,655	3,993
6.000% due 03/01/2021	5,542	6,110
6.750% due 02/25/2022	2,550	2,925
Arconic, Inc.
5.400% due 04/15/2021	4,206	4,528
5.720% due 02/23/2019	3,046	3,201
6.150% due 08/15/2020	1,985	2,176
Ardagh Packaging Finance PLC
6.000% due 06/30/2021	4,775	4,924
Ascent Resources Utica Holdings LLC
10.000% due 04/01/2022	3,760	4,051
Atwood Oceanics, Inc.
6.500% due 02/01/2020 (e)	8,419	8,408
Avon Products, Inc.
6.500% due 03/01/2019	800	824
6.600% due 03/15/2020	4,421	4,465
Ball Corp.
4.375% due 12/15/2020	2,635	2,777
BlueScope Steel Finance Ltd.
6.500% due 05/15/2021	3,250	3,412
BMC Software Finance, Inc.
8.125% due 07/15/2021	8,320	8,559
Bombardier, Inc.
7.750% due 03/15/2020	3,430	3,666
8.750% due 12/01/2021	10,100	10,878

Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	8,400	8,410
Brookfield Residential Properties, Inc.
6.500% due 12/15/2020	1,800	1,847
Burger King Worldwide, Inc.
4.625% due 01/15/2022	3,440	3,539
6.000% due 04/01/2022	2,800	2,890
Cablevision Systems Corp.
7.750% due 04/15/2018	4,250	4,372
8.000% due 04/15/2020	2,766	3,074
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	3,642	3,733
CalAtlantic Group, Inc.
6.625% due 05/01/2020	250	277
8.375% due 05/15/2018	2,765	2,883
Calumet Specialty Products Partners LP
6.500% due 04/15/2021	8,200	8,051
Carrizo Oil & Gas, Inc.
7.500% due 09/15/2020	2,850	2,914
CCO Holdings LLC
5.250% due 03/15/2021	3,000	3,092
Cenovus Energy, Inc.
5.700% due 10/15/2019	2,080	2,205
Centene Corp.
5.625% due 02/15/2021	6,025	6,282
Cenveo Corp.
6.000% due 08/01/2019	3,090	2,464
Cequel Communications Holdings LLC
5.125% due 12/15/2021	6,695	6,846
6.375% due 09/15/2020	6,208	6,355
CF Industries, Inc.
7.125% due 05/01/2020	7,344	8,170
Chesapeake Energy Corp.
6.625% due 08/15/2020	6,416	6,641
CITGO Holding, Inc.
10.750% due 02/15/2020	7,125	7,713
Claire’s Stores, Inc.
9.000% due 03/15/2019	4,775	2,762
Clean Harbors, Inc.
5.125% due 06/01/2021	1,200	1,222
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	8,670	8,594
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	757
3.875% due 07/16/2018	5,428	5,503
3.875% due 10/15/2021	2,790	2,874
4.375% due 11/06/2020	2,831	2,980
4.375% due 04/05/2022	3,710	3,905
Community Health Systems, Inc.
6.875% due 02/01/2022	11,295	8,909
7.125% due 07/15/2020	3,730	3,380
8.000% due 11/15/2019	9,125	8,920
Comstock Resources, Inc. (10.000% Cash or 12.250% PIK)
10.000% due 03/15/2020 (a)	1,800	1,800
CONSOL Energy, Inc.
5.875% due 04/15/2022	11,552	11,725
Corporate Risk Holdings LLC
9.500% due 07/01/2019	2,725	2,902
CSC Holdings LLC
6.750% due 11/15/2021	5,630	6,235
7.625% due 07/15/2018	2,333	2,427
8.625% due 02/15/2019	1,325	1,439
D.R. Horton, Inc.
3.750% due 03/01/2019	275	280
4.000% due 02/15/2020	2,330	2,414
DAE Funding LLC
4.000% due 08/01/2020	200	205
4.500% due 08/01/2022	200	205
DCP Midstream Operating LP
5.350% due 03/15/2020	2,865	3,008
Dell International LLC
5.875% due 06/15/2021	11,744	12,307
Dell, Inc.
4.625% due 04/01/2021	1,500	1,560
Denbury Resources, Inc.
9.000% due 05/15/2021	5,103	5,007
DISH DBS Corp.
4.250% due 04/01/2018	4,641	4,687
5.125% due 05/01/2020	7,678	8,069
6.750% due 06/01/2021	9,324	10,280
7.875% due 09/01/2019	4,414	4,833
DJO Finance LLC
10.750% due 04/15/2020	2,500	2,181

DJO Finco, Inc.
8.125% due 06/15/2021	4,575	4,403
Dollar Tree, Inc.
5.250% due 03/01/2020	960	988
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,980	2,002
DynCorp International, Inc. (10.375% Cash and 1.500% PIK)
11.875% due 11/30/2020 (a)	912	974
EMC Corp.
1.875% due 06/01/2018	6,100	6,077
2.650% due 06/01/2020	10,600	10,497
Endo Finance LLC
5.750% due 01/15/2022	6,850	6,045
Energy Transfer Equity LP
7.500% due 10/15/2020	9,175	10,379
Ensco PLC
4.700% due 03/15/2021 (e)	3,381	3,296
Everi Payments, Inc.
10.000% due 01/15/2022	1,300	1,417
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	8,875	9,273
First Quantum Minerals Ltd.
7.000% due 02/15/2021	7,598	7,854
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	2,000	2,033
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	2,200	2,201
2.375% due 03/15/2018	7,625	7,644
3.100% due 03/15/2020	4,925	4,953
3.550% due 03/01/2022	6,463	6,380
6.500% due 11/15/2020	2,000	2,049
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	4,616	4,834
5.625% due 07/31/2019	4,181	4,437
GameStop Corp.
6.750% due 03/15/2021 (e)	1,800	1,881
Gates Global LLC
6.000% due 07/15/2022	1,000	1,033
GFL Environmental, Inc.
9.875% due 02/01/2021	2,100	2,249
Global Ship Lease, Inc.
10.000% due 04/01/2019	440	444
GLP Capital LP
4.375% due 11/01/2018	490	500
4.375% due 04/15/2021	300	313
4.875% due 11/01/2020	12,036	12,773
Griffon Corp.
5.250% due 03/01/2022	4,225	4,288
Guitar Center, Inc.
6.500% due 04/15/2019 (e)	2,000	1,825
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	500	536
Harvest Operations Corp.
2.330% due 04/14/2021	2,483	2,409
HCA Healthcare, Inc.
6.250% due 02/15/2021	3,669	3,981
HCA, Inc.
3.750% due 03/15/2019	2,905	2,974
4.250% due 10/15/2019	50	52
5.875% due 03/15/2022	4,696	5,213
6.500% due 02/15/2020	14,535	15,861
7.500% due 02/15/2022	4,355	5,007
Herc Rentals, Inc.
7.500% due 06/01/2022	1,800	1,955
Hertz Corp.
5.875% due 10/15/2020 (e)	3,930	3,920
6.750% due 04/15/2019	2,553	2,548
7.625% due 06/01/2022	3,730	3,856
Hexion, Inc.
6.625% due 04/15/2020	10,450	9,405
HRG Group, Inc.
7.750% due 01/15/2022	5,276	5,533
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	3,147	3,359
7.625% due 06/15/2021	4,978	5,671
Huntsman International LLC
4.875% due 11/15/2020	9,117	9,698
IASIS Healthcare LLC
8.375% due 05/15/2019	3,625	3,641
iHeartCommunications, Inc.
9.000% due 12/15/2019	6,870	5,273
9.000% due 03/01/2021	13,050	9,339
11.250% due 03/01/2021	6,950	4,969

Imperial Metals Corp.
7.000% due 03/15/2019	400	365
Infor Software Parent LLC (7.125% Cash or 7.875% PIK)
7.125% due 05/01/2021 (a)	5,780	5,912
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020	2,960	2,864
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	16,620	16,142
International Game Technology PLC
5.625% due 02/15/2020	3,645	3,868
6.250% due 02/15/2022	6,725	7,468
INVISTA Finance LLC
4.250% due 10/15/2019	2,190	2,267
Jack Ohio Finance LLC
6.750% due 11/15/2021	3,315	3,485
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	2,920	2,964
4.125% due 12/15/2018	4,500	4,590
JC Penney Corp., Inc.
5.650% due 06/01/2020	1,700	1,677
5.750% due 02/15/2018	591	595
8.125% due 10/01/2019	830	888
Jurassic Holdings, Inc.
6.875% due 02/15/2021	2,000	1,780
K Hovnanian Enterprises, Inc.
8.000% due 11/01/2019	2,385	2,409
KB Home
4.750% due 05/15/2019	2,516	2,601
8.000% due 03/15/2020	5,260	5,943
Kindred Healthcare, Inc.
8.000% due 01/15/2020	4,505	4,447
Kinetic Concepts, Inc.
7.875% due 02/15/2021	3,185	3,348
12.500% due 11/01/2021	1,000	1,118
Kinross Gold Corp.
5.125% due 09/01/2021	2,000	2,155
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	2,741	2,820
L Brands, Inc.
5.625% due 02/15/2022	3,927	4,211
6.625% due 04/01/2021	10,015	11,067
8.500% due 06/15/2019	755	833
Lennar Corp.
4.125% due 12/01/2018	500	509
4.125% due 01/15/2022	800	829
4.500% due 11/15/2019	3,390	3,513
4.750% due 12/15/2017	436	437
4.750% due 04/01/2021	7,719	8,153
LifePoint Health, Inc.
5.500% due 12/01/2021	4,064	4,204
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^(b)	3,575	27
Lundin Mining Corp.
7.500% due 11/01/2020	2,060	2,145
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	5,880	5,915
4.875% due 04/15/2020	3,447	3,447
MGM Resorts International
5.250% due 03/31/2020	2,170	2,303
6.625% due 12/15/2021	8,155	9,195
6.750% due 10/01/2020	6,793	7,506
7.750% due 03/15/2022	5,300	6,201
8.625% due 02/01/2019	5,197	5,626
Momentive Performance Materials, Inc.
3.880% due 10/24/2021	2,415	2,447
Murray Energy Corp.
11.250% due 04/15/2021	4,880	2,928
Nabors Industries, Inc.
5.000% due 09/15/2020	2,115	2,168
6.150% due 02/15/2018	2,613	2,660
Navios Maritime Holdings, Inc.
7.375% due 01/15/2022	3,536	2,939
Navistar International Corp.
8.250% due 11/01/2021	6,913	6,956
NCL Corp. Ltd.
4.625% due 11/15/2020	2,840	2,918
4.750% due 12/15/2021	2,000	2,080
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021	3,775	1,982
Netflix, Inc.
5.500% due 02/15/2022	5,273	5,774
Nielsen Finance LLC
5.000% due 04/15/2022	5,550	5,765

Noble Holding International Ltd.
4.900% due 08/01/2020 (e)	310	301
Nokia Oyj
5.375% due 05/15/2019	3,569	3,757
Nuance Communications, Inc.
5.375% due 08/15/2020	1,423	1,451
NuStar Logistics LP
4.800% due 09/01/2020	1,800	1,877
NXP BV
4.125% due 06/15/2020	1,500	1,573
4.125% due 06/01/2021	8,638	9,059
Oasis Petroleum, Inc.
6.500% due 11/01/2021	1,200	1,230
6.875% due 03/15/2022 (e)	7,635	7,807
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	5,250	5,171
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	830
Pacific Drilling S.A.
5.375% due 06/01/2020 (e)	4,781	1,673
PaperWorks Industries, Inc.
9.500% due 08/15/2019	1,800	1,337
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	1,200	1,206
4.500% due 03/15/2023	2,900	2,903
Permian Resources LLC
13.000% due 11/30/2020	4,916	5,704
PHI, Inc.
5.250% due 03/15/2019	3,430	3,344
Platform Specialty Products Corp.
6.500% due 02/01/2022	5,891	6,119
10.375% due 05/01/2021	1,000	1,093
Precision Drilling Corp.
6.625% due 11/15/2020	2,495	2,517
Pride International LLC
6.875% due 08/15/2020 (e)	4,509	4,656
QEP Resources, Inc.
6.875% due 03/01/2021	3,230	3,416
Resolute Energy Corp.
8.500% due 05/01/2020	3,495	3,574
Revlon Consumer Products Corp.
5.750% due 02/15/2021	2,000	1,755
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	11,265	11,477
Rite Aid Corp.
6.750% due 06/15/2021	2,100	2,181
9.250% due 03/15/2020	7,000	7,228
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	1,013
Rockies Express Pipeline LLC
5.625% due 04/15/2020	5,905	6,237
6.000% due 01/15/2019	4,084	4,247
6.850% due 07/15/2018	4,424	4,590
Rowan Cos., Inc.
7.875% due 08/01/2019 (e)	3,487	3,801
RR Donnelley & Sons Co.
7.875% due 03/15/2021	2,550	2,703
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	6,050	6,561
Sanmina Corp.
4.375% due 06/01/2019	2,368	2,436
Scientific Games International, Inc.
7.000% due 01/01/2022	11,461	12,192
Sears Holdings Corp.
8.000% due 12/15/2019 (e)	2,718	2,351
Select Medical Corp.
6.375% due 06/01/2021	5,265	5,449
SESI LLC
7.125% due 12/15/2021	2,425	2,486
SFR Group S.A.
6.000% due 05/15/2022	5,070	5,304
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	2,500	2,606
Sinclair Television Group, Inc.
5.375% due 04/01/2021	1,800	1,850
Sirius XM Radio, Inc.
3.875% due 08/01/2022	4,715	4,846
SoftBank Group Corp.
4.500% due 04/15/2020	8,280	8,563
Southwestern Energy Co.
4.100% due 03/15/2022	5,686	5,515
Springs Industries, Inc.
6.250% due 06/01/2021	3,318	3,430

Standard Industries, Inc.
5.125% due 02/15/2021	4,530	4,683
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	2,000	2,045
Sunoco LP
5.500% due 08/01/2020	2,551	2,631
6.250% due 04/15/2021	4,755	4,994
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022	2,906	2,971
Syniverse Holdings, Inc.
9.125% due 01/15/2019	549	548
T-Mobile USA, Inc.
4.000% due 04/15/2022	4,445	4,614
6.125% due 01/15/2022	2,229	2,324
Taylor Morrison Communities, Inc.
5.250% due 04/15/2021	2,100	2,158
Teck Resources Ltd.
4.500% due 01/15/2021	3,480	3,667
4.750% due 01/15/2022	2,830	3,006
Teekay Corp.
8.500% due 01/15/2020	1,800	1,836
TEGNA, Inc.
5.125% due 10/15/2019	1,259	1,279
Tenet Healthcare Corp.
4.375% due 10/01/2021	7,750	7,895
4.500% due 04/01/2021	2,780	2,849
4.750% due 06/01/2020	3,591	3,717
5.500% due 03/01/2019	6,250	6,398
6.000% due 10/01/2020	2,880	3,076
7.500% due 01/01/2022	600	637
8.125% due 04/01/2022	7,685	7,839
Tesco PLC
5.500% due 11/15/2017	1,500	1,508
Tesoro Logistics LP
5.500% due 10/15/2019	4,061	4,295
6.125% due 10/15/2021	1,400	1,446
Toll Brothers Finance Corp.
4.000% due 12/31/2018	2,590	2,639
5.875% due 02/15/2022	2,000	2,213
8.910% due 10/15/2017	2,410	2,419
Tops Holding LLC
8.000% due 06/15/2022	1,900	1,273
9.000% due 03/15/2021	883	781
TransDigm, Inc.
5.500% due 10/15/2020	7,814	7,941
Transocean, Inc.
6.000% due 03/15/2018	443	451
TRI Pointe Group, Inc.
4.875% due 07/01/2021	1,300	1,362
Triumph Group, Inc.
4.875% due 04/01/2021	1,800	1,779
TRU Taj LLC
12.000% due 08/15/2021 (e)	2,000	1,873
Tullow Oil PLC
6.000% due 11/01/2020	5,830	5,815
Unisys Corp.
10.750% due 04/15/2022	1,700	1,887
Unit Corp.
6.625% due 05/15/2021	4,380	4,413
United States Steel Corp.
7.375% due 04/01/2020	1,389	1,521
8.375% due 07/01/2021	6,155	6,817
Urban One, Inc.
9.250% due 02/15/2020 (e)	1,400	1,334
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	8,652	8,674
5.625% due 12/01/2021	2,528	2,376
6.375% due 10/15/2020	12,930	12,974
6.500% due 03/15/2022	600	635
6.750% due 08/15/2021	1,000	984
7.000% due 10/01/2020	2,685	2,708
7.500% due 07/15/2021	3,795	3,795
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK)
12.000% due 02/15/2022 (a)	1,200	1,355
Virgin Media Secured Finance PLC
5.250% due 01/15/2021	1,350	1,445
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)	437	440
Weatherford International Ltd.
7.750% due 06/15/2021	10,064	10,504
Welltec A/S
8.000% due 02/01/2019	900	905
Westlake Chemical Corp.
4.625% due 02/15/2021	2,505	2,593

Whiting Petroleum Corp.
5.000% due 03/15/2019	5,503	5,532
5.750% due 03/15/2021 (e)	8,246	8,122
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	7,905	8,011
7.375% due 04/23/2021	13,475	14,022
Windstream Services LLC
7.750% due 10/01/2021 (e)	5,758	4,319
WPX Energy, Inc.
6.000% due 01/15/2022	3,250	3,376
7.500% due 08/01/2020	1,934	2,113
WR Grace & Co-Conn
5.125% due 10/01/2021	4,075	4,432
XPO Logistics, Inc.
6.500% due 06/15/2022	6,350	6,691
Yum! Brands, Inc.
3.875% due 11/01/2020	2,690	2,786
ZF North America Capital, Inc.
4.000% due 04/29/2020	8,200	8,497

		1,229,023

UTILITIES 7.3%
AES Corp.
7.375% due 07/01/2021	5,539	6,357
8.000% due 06/01/2020	675	778
CenturyLink, Inc.
5.625% due 04/01/2020	4,785	5,011
5.800% due 03/15/2022	6,778	6,778
6.450% due 06/15/2021	4,319	4,516
Endeavor Energy Resources LP
7.000% due 08/15/2021	2,000	2,077
EP Energy LLC
9.375% due 05/01/2020	6,801	5,696
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021	6,235	6,609
Frontier Communications Corp.
6.250% due 09/15/2021	2,380	1,963
8.125% due 10/01/2018	7,102	7,191
8.500% due 04/15/2020	3,383	3,290
8.875% due 09/15/2020	2,264	2,192
Genesis Energy LP
5.750% due 02/15/2021	2,315	2,335
6.750% due 08/01/2022	3,100	3,185
Great Western Petroleum LLC
9.000% due 09/30/2021	1,972	1,994
NGPL PipeCo LLC
4.375% due 08/15/2022	6,000	6,240
Niska Gas Storage Ltd.
6.500% due 04/01/2019	1,900	1,938
NRG Energy, Inc.
7.625% due 01/15/2018	77	78
Permian Resources LLC
7.125% due 11/01/2020	1,500	1,298
Sprint Capital Corp.
6.900% due 05/01/2019	4,300	4,596
Sprint Communications, Inc.
7.000% due 03/01/2020	4,520	4,949
7.000% due 08/15/2020	8,605	9,424
9.000% due 11/15/2018	8,362	8,989
Sprint Corp.
7.250% due 09/15/2021	7,801	8,688
Talen Energy Supply LLC
4.600% due 12/15/2021	1,900	1,572
4.625% due 07/15/2019	1,271	1,258
9.500% due 07/15/2022	3,290	3,051
Talos Production LLC
9.750% due 02/15/2018	384	250
Targa Resources Partners LP
4.125% due 11/15/2019	4,795	4,849
Telecom Italia Capital S.A.
6.999% due 06/04/2018	13,630	14,087

Texas Competitive Electric Holdings Company LLC
10.250% due 11/01/2015 ^	7,375	28

		131,267

Total Corporate Bonds & Notes (Cost $1,577,271)		1,578,225

SHORT-TERM INSTRUMENTS 17.0%
REPURCHASE AGREEMENTS (f) 17.0%		307,183

Total Short-Term Instruments (Cost $307,183)		307,183

Total Investments in Securities (Cost $1,884,454)		1,885,408

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
MUTUAL FUNDS 2.9%
PIMCO Government Money Market Fund (d)(e)	51,652,253	48,652

Total Short-Term Instruments (Cost $48,652)		48,652

Total Investments in Affiliates (Cost $48,652)		48,652

Total Investments 107.2% (Cost $1,933,106)		$1,934,060
Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $9,923)		140
Other Assets and Liabilities, net (7.2)%		(126,578)

Net Assets 100.0%		$1,807,622

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $50,610 were out on loan in exchange for $51,652 of cash collateral as of September 30, 2017.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.120%	10/02/2017	10/03/2017	$100,000	U.S. Treasury Bonds 3.000% due 11/15/2044	$(102,133)	$100,000	$100,003
FICC	0.500	09/29/2017	10/02/2017	6,683	U.S. Treasury Notes 2.000% due 04/30/2024	(6,821)	6,683	6,683
JPS	1.240	09/29/2017	10/02/2017	177,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(181,320)	177,700	177,719
MBC	1.230	09/29/2017	10/02/2017	22,800	U.S. Treasury Notes 2.000% due 02/15/2023	(23,483)	22,800	22,802

Total Repurchase Agreements						$(313,757)	$307,183	$307,207

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(104) at a weighted average interest rate of 0.010%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	506	$59,455	$(375)	$0	$(83)

Total Futures Contracts				$(375)	$0	$(83)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$96,723	$3,962	$3,689	$7,651	$56	$0
CDX.HY-27 5-Year Index	5.000	Quarterly	12/20/2021	58,707	3,612	1,091	4,703	92	0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	32,100	2,349	168	2,517	75	0

					$9,923	$4,948	$14,871	$223	$0

Total Swap Agreements					$9,923	$4,948	$14,871	$223	$0

Cash of $10,352 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$217,935	$0	$217,935
Industrials	0	1,229,023	0	1,229,023
Utilities	0	131,267	0	131,267
Short-Term Instruments
Repurchase Agreements	0	307,183	0	307,183

	$0	$1,885,408	$0	$1,885,408

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	48,652	0	0	48,652

Total Investments	$48,652	$1,885,408	$0	$1,934,060
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$223	$0	$223

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(83)	$0	$0	$(83)

Total Financial Derivative Instruments	$(83)	$223	$0	$140

Totals	$48,569	$1,885,631	$0	$1,934,200

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
CORPORATE BONDS & NOTES 98.5%
BANKING & FINANCE 35.9%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$532
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,825	1,932
4.625% due 10/30/2020	4,050	4,312
Aflac, Inc.
3.625% due 11/15/2024	3,025	3,192
AIG Global Funding
1.815% (US0003M + 0.480%) due 07/02/2020 ~	1,800	1,804
American Express Co.
2.650% due 12/02/2022	250	252
4.050% due 12/03/2042	425	438
American Honda Finance Corp.
2.450% due 09/24/2020	3,009	3,050
American International Group, Inc.
3.750% due 07/10/2025	3,775	3,903
American Tower Corp.
3.125% due 01/15/2027	3,150	3,027
Athene Global Funding
3.000% due 07/01/2022	1,800	1,793
Aviation Capital Group Corp.
6.750% due 04/06/2021	100	113
7.125% due 10/15/2020	100	113
Banco do Brasil S.A.
6.000% due 01/22/2020	325	348
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	394
Bank of America Corp.
2.369% (US0003M + 0.660%) due 07/21/2021 ~	1,900	1,901
2.650% due 04/01/2019	1,675	1,691
3.500% due 04/19/2026	4,330	4,409
4.000% due 04/01/2024	5,450	5,761
6.875% due 04/25/2018	250	257
7.750% due 05/14/2038	350	516
Bank of New York Mellon Corp.
3.000% due 02/24/2025	3,625	3,644
Barclays Bank PLC
6.050% due 12/04/2017	425	428
Barclays PLC
4.375% due 01/12/2026	4,120	4,307
BB&T Corp.
2.450% due 01/15/2020	4,469	4,517
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	388
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020	1,400	1,495
BNP Paribas S.A.
5.000% due 01/15/2021	5,625	6,108
Boston Properties LP
3.800% due 02/01/2024	675	707
BPCE S.A.
4.500% due 03/15/2025	2,650	2,754
5.150% due 07/21/2024	625	675
Capital One Financial Corp.
4.750% due 07/15/2021	3,950	4,271
CBOE Holdings, Inc.
3.650% due 01/12/2027	300	308
Charles Schwab Corp.
3.000% due 03/10/2025	300	300
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,375	3,463
4.350% due 11/03/2045	975	1,073
Citigroup, Inc.
2.700% due 03/30/2021	2,875	2,908
2.876% (US0003M + 0.950%) due 07/24/2023 ~	1,900	1,904
3.400% due 05/01/2026	3,301	3,313
3.700% due 01/12/2026	3,700	3,799
4.000% due 08/05/2024	3,450	3,576
8.125% due 07/15/2039	84	133
Citizens Financial Group, Inc.
2.375% due 07/28/2021	100	99

CME Group, Inc.
3.000% due 09/15/2022	2,475	2,544
3.000% due 03/15/2025	400	407
Commonwealth Bank of Australia
2.750% due 03/10/2022	1,000	1,010
Compass Bank
6.400% due 10/01/2017	825	825
Cooperatieve Rabobank UA
3.875% due 02/08/2022	325	345
5.250% due 05/24/2041	4,230	5,186
Credit Suisse AG
3.000% due 10/29/2021	1,150	1,181
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	3,100	3,212
4.875% due 05/15/2045	1,000	1,121
Crown Castle International Corp.
4.450% due 02/15/2026	3,000	3,181
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~	1,900	1,907
4.100% due 01/13/2026	3,701	3,813
Duke Realty LP
3.875% due 10/15/2022	250	262
Essex Portfolio LP
3.250% due 05/01/2023	2,450	2,480
First Republic Bank
4.375% due 08/01/2046	250	249
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	4,925	4,951
3.336% due 03/18/2021	1,000	1,023
5.875% due 08/02/2021	2,650	2,949
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	4,625	4,671
4.418% due 11/15/2035	3,352	3,661
General Motors Financial Co., Inc.
3.700% due 11/24/2020	1,000	1,036
Goldman Sachs Group, Inc.
2.313% (US0003M + 1.000%) due 07/24/2023 ~	1,900	1,908
2.375% due 01/22/2018	2,450	2,456
2.550% due 10/23/2019	5,400	5,464
3.500% due 01/23/2025	400	406
4.750% due 10/21/2045	625	699
6.750% due 10/01/2037	3,000	3,963
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	1,800	1,789
Healthcare Trust of America Holdings LP
2.950% due 07/01/2022	1,800	1,813
Hospitality Properties Trust
5.000% due 08/15/2022	959	1,030
HSBC Holdings PLC
3.900% due 05/25/2026	1,000	1,047
4.300% due 03/08/2026	3,500	3,763
HSBC USA, Inc.
2.375% due 11/13/2019	5,200	5,238
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	847
ING Bank NV
2.500% due 10/01/2019	3,610	3,643
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	378
John Deere Capital Corp.
2.800% due 03/06/2023	3,230	3,284
3.900% due 07/12/2021	275	291
JPMorgan Chase & Co.
2.550% due 03/01/2021	3,875	3,915
2.950% due 10/01/2026	4,475	4,383
3.625% due 05/13/2024	3,750	3,913
4.850% due 02/01/2044	3,100	3,563
5.400% due 01/06/2042	300	366
KeyCorp
2.900% due 09/15/2020	2,792	2,854
Kilroy Realty LP
3.800% due 01/15/2023	875	902
Lazard Group LLC
3.750% due 02/13/2025	2,675	2,732
LeasePlan Corp. NV
3.000% due 10/23/2017	425	425
Liberty Mutual Group, Inc.
4.850% due 08/01/2044	1,000	1,092
Lloyds Bank PLC
5.800% due 01/13/2020	400	432
Lloyds Banking Group PLC
3.750% due 01/11/2027	3,900	3,974
Macquarie Bank Ltd.
6.625% due 04/07/2021	49	55

Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	433	453
4.350% due 01/30/2047	200	214
MetLife, Inc.
5.875% due 02/06/2041	85	109
9.250% due 04/08/2038	975	1,450
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,685	1,700
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	1,900	1,898
3.850% due 03/01/2026	1,850	1,926
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	3,300	3,298
Morgan Stanley
3.875% due 01/27/2026	3,550	3,688
4.350% due 09/08/2026	3,770	3,953
7.300% due 05/13/2019	3,578	3,874
Nasdaq, Inc.
3.850% due 06/30/2026	100	103
National Australia Bank Ltd.
2.800% due 01/10/2022	1,000	1,012
National City Corp.
6.875% due 05/15/2019	3,145	3,385
Nationwide Building Society
2.450% due 07/27/2021	300	300
New York Life Global Funding
2.350% due 07/14/2026	100	96
New York Life Insurance Co.
6.750% due 11/15/2039	1,050	1,463
Nippon Life Insurance Co.
4.700% (USISDA05 + 3.750%) due 01/20/2046 ~	1,000	1,049
5.100% (USISDA05 + 3.650%) due 10/16/2044 ~	1,000	1,074
Nuveen Finance LLC
4.125% due 11/01/2024	1,000	1,054
ORIX Corp.
2.900% due 07/18/2022	1,900	1,908
PNC Bank N.A.
3.800% due 07/25/2023	400	422
Principal Life Global Funding
3.000% due 04/18/2026	1,172	1,164
Progressive Corp.
2.450% due 01/15/2027	200	190
Prudential Financial, Inc.
3.500% due 05/15/2024	3,700	3,854
Raymond James Financial, Inc.
3.625% due 09/15/2026	100	100
Santander Holdings USA, Inc.
4.500% due 07/17/2025	3,725	3,886
Societe Generale S.A.
4.250% due 04/14/2025	1,000	1,026
Spirit Realty LP
4.450% due 09/15/2026	2,000	2,000
Standard Chartered PLC
3.050% due 01/15/2021	1,200	1,220
State Street Corp.
2.217% (US0003M + 0.900%) due 08/18/2020 ~	1,200	1,225
Sumitomo Life Insurance Co.
6.500% (US0003M + 4.440%) due 09/20/2073 ~	600	686
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	3,075	3,142
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	1,000	984
2.084% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,802
Synchrony Financial
2.700% due 02/03/2020	250	252
Tanger Properties LP
3.750% due 12/01/2024	1,855	1,862
Toyota Motor Credit Corp.
1.900% due 04/08/2021	1,000	993
U.S. Bancorp
2.950% due 07/15/2022	3,715	3,803
UBS AG
1.800% due 03/26/2018	1,000	1,002
1.897% (US0003M + 0.580%) due 06/08/2020 ~	1,800	1,808
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	3,375	3,553
Ventas Realty LP
4.000% due 04/30/2019	250	256
Visa, Inc.
4.300% due 12/14/2045	3,120	3,459
WEA Finance LLC
3.750% due 09/17/2024	2,850	2,909
Wells Fargo & Co.
2.625% due 07/22/2022	1,900	1,904

3.300% due 09/09/2024	5,490	5,583
4.125% due 08/15/2023	75	79
4.400% due 06/14/2046	1,000	1,040
Westpac Banking Corp.
2.850% due 05/13/2026	1,000	978
Weyerhaeuser Co.
7.375% due 03/15/2032	2,100	2,919
WR Berkley Corp.
4.625% due 03/15/2022	400	432

		291,087

INDUSTRIALS 50.2%
21st Century Fox America, Inc.
4.950% due 10/15/2045	1,200	1,317
6.400% due 12/15/2035	100	127
Abbott Laboratories
2.550% due 03/15/2022	250	250
AbbVie, Inc.
2.900% due 11/06/2022	4,425	4,492
3.200% due 05/14/2026	2,955	2,965
4.300% due 05/14/2036	500	526
4.450% due 05/14/2046	1,000	1,056
Activision Blizzard, Inc.
2.300% due 09/15/2021	300	299
3.400% due 09/15/2026	2,925	2,964
Acwa Power Management And Investments One Ltd.
5.950% due 12/15/2039	1,000	1,033
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	2,175	2,258
Allergan Funding SCS
3.800% due 03/15/2025	3,604	3,747
Altria Group, Inc.
2.950% due 05/02/2023	4,168	4,231
Amazon.com, Inc.
3.875% due 08/22/2037	2,500	2,535
Amgen, Inc.
3.450% due 10/01/2020	1,645	1,706
3.625% due 05/22/2024	5,200	5,429
4.400% due 05/01/2045	100	105
Anadarko Petroleum Corp.
3.450% due 07/15/2024	3,325	3,298
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	1,975	2,046
4.900% due 02/01/2046	5,700	6,513
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 01/15/2022	3,825	4,049
7.750% due 01/15/2019	2,450	2,632
Anthem, Inc.
3.500% due 08/15/2024	1,204	1,240
Apache Corp.
4.750% due 04/15/2043	500	504
5.100% due 09/01/2040	1,125	1,180
Apple, Inc.
2.500% due 02/09/2025	3,325	3,289
3.250% due 02/23/2026	4,375	4,497
3.450% due 05/06/2024	375	393
3.850% due 08/04/2046	1,000	1,017
AstraZeneca PLC
1.937% (US0003M + 0.620%) due 06/10/2022 ~	1,800	1,801
Bacardi Ltd.
2.750% due 07/15/2026	100	96
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	106
Baxalta, Inc.
5.250% due 06/23/2045	1,800	2,078
Becton Dickinson and Co.
2.675% due 12/15/2019	4,867	4,927
BHP Billiton Finance USA Ltd.
5.000% due 09/30/2043	1,000	1,185
BorgWarner, Inc.
3.375% due 03/15/2025	200	202
Boston Scientific Corp.
2.650% due 10/01/2018	2,615	2,639
Broadcom Corp.
2.375% due 01/15/2020	500	503
3.000% due 01/15/2022	500	509
3.625% due 01/15/2024	500	514
3.875% due 01/15/2027	500	516
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	3,615	4,478
Cardinal Health, Inc.
2.616% due 06/15/2022	1,800	1,800

Caterpillar, Inc.
3.803% due 08/15/2042	3,798	3,895
CBS Corp.
2.500% due 02/15/2023	1,800	1,775
2.900% due 01/15/2027	200	189
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	300
Charter Communications Operating LLC
4.908% due 07/23/2025	4,020	4,303
Chevron Corp.
2.100% due 05/16/2021	3,725	3,728
China Resources Gas Group Ltd.
4.500% due 04/05/2022	750	798
Cimarex Energy Co.
4.375% due 06/01/2024	1,650	1,747
Cisco Systems, Inc.
2.500% due 09/20/2026	1,000	972
Coca-Cola Co.
1.650% due 03/14/2018	250	250
Comcast Corp.
3.125% due 07/15/2022	4,045	4,191
3.150% due 03/01/2026	3,900	3,901
3.200% due 07/15/2036	1,000	940
3.600% due 03/01/2024	3,135	3,309
ConocoPhillips Co.
2.875% due 11/15/2021	3,390	3,456
Continental Resources, Inc.
4.500% due 04/15/2023	300	301
Corning, Inc.
5.750% due 08/15/2040	285	340
Cox Communications, Inc.
3.350% due 09/15/2026	100	98
CRH America Finance, Inc.
3.400% due 05/09/2027	400	402
CSX Corp.
3.800% due 11/01/2046	1,000	965
6.220% due 04/30/2040	125	162
CVS Health Corp.
3.375% due 08/12/2024	3,440	3,519
5.125% due 07/20/2045	670	773
Dell International LLC
5.450% due 06/15/2023	500	549
6.020% due 06/15/2026	3,180	3,536
8.100% due 07/15/2036	500	627
Deutsche Telekom International Finance BV
3.600% due 01/19/2027	3,000	3,040
Dolphin Energy Ltd.
5.500% due 12/15/2021	1,000	1,102
Dominion Energy Gas Holdings LLC
3.600% due 12/15/2024	1,800	1,845
Dow Chemical Co.
3.000% due 11/15/2022	1,000	1,021
5.250% due 11/15/2041	630	712
Eaton Corp.
2.750% due 11/02/2022	1,000	1,008
Ecopetrol S.A.
5.375% due 06/26/2026	1,875	2,002
Eli Lilly & Co.
2.750% due 06/01/2025	3,225	3,221
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	1,800	1,815
2.900% due 07/15/2022	1,800	1,812
Encana Corp.
5.150% due 11/15/2041	30	31
Energy Transfer LP
3.600% due 02/01/2023	4,150	4,224
4.200% due 04/15/2027	500	507
4.650% due 06/01/2021	100	106
5.300% due 04/15/2047	500	503
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,775	2,880
3.950% due 02/15/2027	1,650	1,734
4.850% due 03/15/2044	800	862
6.650% due 04/15/2018	200	205
Equifax, Inc.
2.300% due 06/01/2021	300	293
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	982
Exxon Mobil Corp.
3.176% due 03/15/2024	3,225	3,346
FedEx Corp.
4.550% due 04/01/2046	975	1,042
Flex Ltd.
4.750% due 06/15/2025	1,600	1,731

Forest Laboratories LLC
4.375% due 02/01/2019	1,126	1,155
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	74
General Electric Co.
3.100% due 01/09/2023	75	78
5.500% due 01/08/2020	3,494	3,771
6.875% due 01/10/2039	416	611
General Motors Co.
4.875% due 10/02/2023	3,975	4,303
Georgia-Pacific LLC
3.163% due 11/15/2021	3,075	3,144
Gilead Sciences, Inc.
3.500% due 02/01/2025	3,654	3,808
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	229
6.375% due 05/15/2038	1,825	2,507
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	4,297	4,537
Grupo Televisa S.A.B.
5.000% due 05/13/2045	500	502
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,925	3,147
Halliburton Co.
5.000% due 11/15/2045	3,415	3,758
Hewlett Packard Enterprise Co.
4.400% due 10/15/2022	1,575	1,680
Home Depot, Inc.
3.000% due 04/01/2026	4,165	4,182
3.500% due 09/15/2056	100	92
4.250% due 04/01/2046	7	8
Intel Corp.
3.700% due 07/29/2025	3,820	4,042
International Business Machines Corp.
4.000% due 06/20/2042	92	93
5.600% due 11/30/2039	29	36
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,374	1,501
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	2,950	3,065
5.300% due 09/15/2020	485	523
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	204
5.550% due 06/01/2045	2,870	3,105
KLA-Tencor Corp.
4.650% due 11/01/2024	1,650	1,790
Koninklijke Philips NV
3.750% due 03/15/2022	1,845	1,946
Kraft Heinz Foods Co.
4.375% due 06/01/2046	3,150	3,099
5.200% due 07/15/2045	450	495
6.125% due 08/23/2018	4,113	4,272
Kroger Co.
6.150% due 01/15/2020	275	299
L-3 Technologies, Inc.
4.750% due 07/15/2020	699	747
Lockheed Martin Corp.
4.090% due 09/15/2052	4,119	4,132
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,753	1,945
McDonald’s Corp.
3.700% due 01/30/2026	975	1,017
4.875% due 12/09/2045	2,980	3,365
Medtronic, Inc.
3.150% due 03/15/2022	3,690	3,822
3.500% due 03/15/2025	3,450	3,600
4.625% due 03/15/2045	1,825	2,081
Merck & Co., Inc.
3.700% due 02/10/2045	2,885	2,934
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	169
Microsoft Corp.
2.700% due 02/12/2025	3,911	3,951
4.250% due 02/06/2047	1,000	1,108
4.450% due 11/03/2045	4,790	5,405
Moody’s Corp.
2.625% due 01/15/2023	1,800	1,791
4.875% due 02/15/2024	2,625	2,903
5.500% due 09/01/2020	300	328
Mylan, Inc.
3.125% due 01/15/2023	100	100
Newell Brands, Inc.
5.500% due 04/01/2046	3,100	3,673

Nissan Motor Acceptance Corp.
1.694% (US0003M + 0.390%) due 07/13/2020 ~	1,900	1,902
Noble Holding International Ltd.
4.900% due 08/01/2020	12	12
Norfolk Southern Corp.
4.650% due 01/15/2046	2,625	2,915
Northrop Grumman Corp.
3.850% due 04/15/2045	565	552
NXP BV
4.125% due 06/01/2021	1,650	1,730
Occidental Petroleum Corp.
3.400% due 04/15/2026	975	1,000
ONEOK Partners LP
3.200% due 09/15/2018	2,915	2,951
4.900% due 03/15/2025	1,600	1,713
5.000% due 09/15/2023	250	270
Oracle Corp.
2.800% due 07/08/2021	5,310	5,432
4.125% due 05/15/2045	2,425	2,554
Owens Corning
3.400% due 08/15/2026	100	99
Penske Truck Leasing Co. LP
3.400% due 11/15/2026	200	198
PepsiCo, Inc.
2.850% due 02/24/2026	1,000	996
5.500% due 01/15/2040	430	541
Pertamina Persero PT
4.300% due 05/20/2023	1,000	1,052
6.000% due 05/03/2042	1,000	1,129
Petroleos Mexicanos
4.250% due 01/15/2025	1,475	1,470
4.875% due 01/24/2022	325	342
6.375% due 01/23/2045	2,530	2,581
6.750% due 09/21/2047	2,000	2,133
6.875% due 08/04/2026	1,200	1,368
Pfizer, Inc.
4.400% due 05/15/2044	400	442
Philip Morris International, Inc.
2.750% due 02/25/2026	1,000	978
3.375% due 08/11/2025	425	436
3.600% due 11/15/2023	825	868
5.650% due 05/16/2018	2,925	2,999
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	206
QUALCOMM, Inc.
3.000% due 05/20/2022	975	1,003
3.450% due 05/20/2025	725	748
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	1,000	1,139
Reliance Industries Ltd.
4.125% due 01/28/2025	1,000	1,042
Republic Services, Inc.
5.250% due 11/15/2021	295	326
Reynolds American, Inc.
4.450% due 06/12/2025	3,410	3,664
Roche Holdings, Inc.
2.625% due 05/15/2026	2,150	2,104
Rockwell Collins, Inc.
4.800% due 12/15/2043	2,000	2,193
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,860	5,270
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,000	998
Sky PLC
3.750% due 09/16/2024	206	212
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	1,800	1,813
4.400% due 07/01/2046	1,000	1,045
Southern Copper Corp.
6.750% due 04/16/2040	2,280	2,809
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	1,800	1,815
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	400	407
Stryker Corp.
2.625% due 03/15/2021	200	203
3.500% due 03/15/2026	1,000	1,028
4.375% due 01/15/2020	100	105
4.625% due 03/15/2046	1,200	1,312
Target Corp.
3.875% due 07/15/2020	250	263
Tech Data Corp.
3.700% due 02/15/2022	500	505

Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	137
7.045% due 06/20/2036	1,725	2,291
Teva Pharmaceutical Finance Netherlands BV
3.150% due 10/01/2026	3,070	2,835
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	2,850	2,794
3.150% due 01/15/2023	100	102
Time Warner Cable LLC
5.000% due 02/01/2020	2,725	2,882
Time Warner, Inc.
3.400% due 06/15/2022	550	568
3.550% due 06/01/2024	4,275	4,354
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	225
4.875% due 01/15/2026	2,450	2,750
Tyson Foods, Inc.
4.500% due 06/15/2022	5,478	5,929
4.875% due 08/15/2034	1,875	2,076
Union Pacific Corp.
3.799% due 10/01/2051	1,875	1,842
United Technologies Corp.
3.100% due 06/01/2022	5,469	5,610
UnitedHealth Group, Inc.
4.750% due 07/15/2045	4,443	5,152
6.875% due 02/15/2038	415	590
Vale Overseas Ltd.
6.875% due 11/21/2036	3,315	3,812
Viacom, Inc.
4.250% due 09/01/2023	3,420	3,517
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	3,836	5,220
Walt Disney Co.
4.125% due 06/01/2044	2,661	2,795
Western Gas Partners LP
4.650% due 07/01/2026	300	315
Whirlpool Corp.
3.700% due 03/01/2023	250	260
5.150% due 03/01/2043	300	335
Williams Partners LP
5.400% due 03/04/2044	1,864	2,016
Woodside Finance Ltd.
3.700% due 09/15/2026	400	401
Wyeth LLC
5.950% due 04/01/2037	1,000	1,317
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	3,975	4,019

		406,246

UTILITIES 12.4%
American Water Capital Corp.
3.850% due 03/01/2024	2,653	2,805
Appalachian Power Co.
7.000% due 04/01/2038	605	848
AT&T, Inc.
3.600% due 02/17/2023	1,000	1,030
3.800% due 03/01/2024	1,000	1,030
3.875% due 08/15/2021	1,800	1,885
4.125% due 02/17/2026	2,975	3,062
4.800% due 06/15/2044	4,150	4,050
5.150% due 02/14/2050	600	607
5.650% due 02/15/2047	375	410
Atmos Energy Corp.
4.150% due 01/15/2043	630	669
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	380	489
BG Energy Capital PLC
5.125% due 10/15/2041	115	129
Black Hills Corp.
3.150% due 01/15/2027	300	293
4.200% due 09/15/2046	100	100
BP Capital Markets PLC
2.237% due 05/10/2019	5,400	5,440
4.500% due 10/01/2020	275	294
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,350	3,360
3.875% due 05/02/2022	550	576
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,000	1,016
Consumers Energy Co.
3.125% due 08/31/2024	2,075	2,103
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,567	2,676

Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	1,200	1,205
4.450% due 03/15/2021	120	128
DTE Electric Co.
3.650% due 03/15/2024	2,775	2,937
Duke Energy Corp.
3.750% due 09/01/2046	100	97
3.950% due 10/15/2023	400	424
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	4,735	5,055
E.ON International Finance BV
5.800% due 04/30/2018	45	46
Electricite de France S.A.
4.600% due 01/27/2020	375	396
4.875% due 01/22/2044	2,475	2,627
Entergy Corp.
4.000% due 07/15/2022	1,650	1,748
5.125% due 09/15/2020	300	321
Exelon Corp.
3.950% due 06/15/2025	975	1,020
4.450% due 04/15/2046	1,000	1,051
Exelon Generation Co. LLC
5.600% due 06/15/2042	1,000	1,022
6.200% due 10/01/2017	100	100
FirstEnergy Corp.
2.850% due 07/15/2022	1,800	1,806
7.375% due 11/15/2031	2,793	3,723
Florida Power & Light Co.
4.125% due 02/01/2042	100	108
Kentucky Utilities Co.
5.125% due 11/01/2040	100	121
KeySpan Gas East Corp.
2.742% due 08/15/2026	1,000	972
MidAmerican Energy Co.
3.500% due 10/15/2024	4,587	4,820
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	317
4.750% due 02/15/2044	5,072	5,867
5.800% due 03/01/2037	255	326
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	74
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	1,000	1,009
Plains All American Pipeline LP
4.500% due 12/15/2026	1,000	1,016
5.150% due 06/01/2042	725	686
Shell International Finance BV
4.000% due 05/10/2046	1,000	1,013
4.375% due 03/25/2020	230	244
6.375% due 12/15/2038	925	1,256
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,650	1,655
Southern California Gas Co.
3.150% due 09/15/2024	2,850	2,913
Southern Power Co.
5.150% due 09/15/2041	2,790	3,044
Southwestern Public Service Co.
6.000% due 10/01/2036	2,273	2,829
Verizon Communications, Inc.
2.946% due 03/15/2022	3,236	3,293
3.376% due 02/15/2025	670	675
4.400% due 11/01/2034	3,147	3,174
4.522% due 09/15/2048	64	62
4.862% due 08/21/2046	1,773	1,811
5.012% due 08/21/2054	3,527	3,556
Vodafone Group PLC
2.500% due 09/26/2022	2,760	2,765

		100,184

Total Corporate Bonds & Notes (Cost $781,785)		797,517

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
3.000% due 02/15/2047	2	2
3.000% due 05/15/2047	164	169

Total U.S. Treasury Obligations (Cost $170)		171

SOVEREIGN ISSUES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	850	854

Total Sovereign Issues (Cost $860)		854

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (a) 0.7%
5,510

Total Short-Term Instruments (Cost $5,510)	5,510

Total Investments in Securities (Cost $788,325)	804,052

Total Investments 99.3% (Cost $788,325)	$804,052
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $427)	8
Other Assets and Liabilities, net 0.7%	6,054

Net Assets 100.0%	$810,114

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$510	U.S. Treasury Notes 2.500% due 05/15/2024	$(522)	$510	$510
JPS	1.220	09/29/2017	10/02/2017	5,000	U.S. Treasury Bills 0.000% due 03/29/2018	(5,107)	5,000	5,001

Total Repurchase Agreements						$(5,629)	$5,510	$5,511

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RDR	(0.250)%	08/16/2017	TBD (3)	$(2,749)	$(2,748)

Total Reverse Repurchase Agreements					$(2,748)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,375) at a weighted average interest rate of (0.250)%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	$900	$10	$11	$21	$0	$0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	600	9	5	14	0	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	22,900	408	81	489	8	0

					$427	$97	$524	$8	$0

Total Swap Agreements					$427	$97	$524	$8	$0

Cash of $1,141 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$291,087	$0	$291,087
Industrials	0	406,246	0	406,246
Utilities	0	100,184	0	100,184
U.S. Treasury Obligations	0	171	0	171
Sovereign Issues	0	854	0	854
Short-Term Instruments
Repurchase Agreements	0	5,510	0	5,510

Total Investments	$0	$804,052	$0	$804,052

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$8	$0	$8

Totals	$0	$804,060	$0	$804,060

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Active Bond Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 +		$5,917	$5,907
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		10,000	9,825

Total Loan Participations and Assignments (Cost $15,586)			15,732

CORPORATE BONDS & NOTES 29.2%
BANKING & FINANCE 20.4%
Air Lease Corp.
3.000% due 09/15/2023		5,000	4,993
Ally Financial, Inc.
3.500% due 01/27/2019		10,000	10,175
American Tower Corp.
3.375% due 10/15/2026		3,300	3,267
Banco Espirito Santo S.A.
4.750% due 01/15/2018 ^(d)	EUR	2,500	920
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$4,300	4,518
Bank of America Corp.
3.300% due 01/11/2023		4,200	4,304
3.500% due 04/19/2026		9,000	9,165
3.875% due 08/01/2025		19,107	20,028
Barclays Bank PLC
7.625% due 11/21/2022		16,900	19,446
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		3,400	3,506
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(h)	GBP	4,500	7,143
Barclays PLC
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(h)		$1,500	1,588
BBVA Bancomer S.A.
6.500% due 03/10/2021		6,000	6,645
Blackstone CQP Holdco LP
6.000% due 08/18/2021		7,800	7,663
BNP Paribas S.A.
3.800% due 01/10/2024		5,000	5,203
4.375% due 09/28/2025		1,000	1,039
BPCE S.A.
5.700% due 10/22/2023		6,000	6,688
Brixmor Operating Partnership LP
3.650% due 06/15/2024		7,000	6,973
Brookfield Finance LLC
4.000% due 04/01/2024		3,000	3,110
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		3,871	4,332
Citigroup, Inc.
3.300% due 04/27/2025		10,000	10,088
3.700% due 01/12/2026		4,800	4,928
5.500% due 09/13/2025		4,000	4,495
Cooperatieve Rabobank UA
3.375% due 05/21/2025		500	514
6.875% due 03/19/2020	EUR	4,200	5,779
Credit Suisse AG
6.500% due 08/08/2023		$15,400	17,442
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		5,700	5,814
3.800% due 09/15/2022		4,200	4,363
DDR Corp.
3.900% due 08/15/2024		1,000	1,006
Deutsche Bank AG
3.375% due 05/12/2021		13,100	13,354
4.250% due 10/14/2021		3,000	3,146
EPR Properties
4.500% due 06/01/2027		4,300	4,360
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		700	714
General Motors Financial Co., Inc.
3.200% due 07/13/2020		7,400	7,591
6.750% due 06/01/2018		1,400	1,446
Goldman Sachs Group, Inc.
3.691% (US0003M + 1.510%) due 06/05/2028 ~		3,600	3,634
4.000% due 03/03/2024		13,000	13,734
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,000	4,992

Healthcare Trust of America Holdings LP
3.750% due 07/01/2027	4,600	4,595
Hospitality Properties Trust
4.250% due 02/15/2021	2,200	2,293
HSBC Holdings PLC
3.600% due 05/25/2023	5,000	5,205
4.250% due 03/14/2024	12,000	12,559
4.250% due 08/18/2025	1,000	1,041
Hudson Pacific Properties LP
3.950% due 11/01/2027 (c)	900	898
International Lease Finance Corp.
5.875% due 08/15/2022	5,000	5,610
8.250% due 12/15/2020	600	702
Intesa Sanpaolo SpA
3.875% due 01/16/2018	7,500	7,542
JPMorgan Chase & Co.
3.125% due 01/23/2025	14,300	14,421
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~	13,600	13,847
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(h)	6,600	8,946
Mid-America Apartments LP
4.000% due 11/15/2025	7,500	7,804
MMcapS Funding Ltd.
1.619% (US0003M + 0.290%) due 12/26/2039 ~	930	772
Morgan Stanley
3.875% due 04/29/2024	20,000	21,010
Navient Corp.
8.450% due 06/15/2018	2,800	2,925
Nordea Bank AB
6.125% (USSW5 + 3.388%) due 09/23/2024 ~(h)	550	592
Pacific Life Insurance Co.
9.250% due 06/15/2039	5,000	8,233
Piper Jaffray Cos.
5.060% due 10/09/2018	2,000	2,047
Preferred Term Securities Ltd.
1.620% (US0003M + 0.300%) due 03/22/2037 ~	3,312	2,849
Royal Bank of Scotland Group PLC
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(h)	3,000	3,334
Santander Holdings USA, Inc.
2.700% due 05/24/2019	5,000	5,041
Societe Generale S.A.
8.250% (USSW5 + 6.394%) due 11/29/2018 ~(h)	6,000	6,358
SoQ Sukuk A QSC
2.099% due 01/18/2018	5,000	5,004
Springleaf Finance Corp.
6.125% due 05/15/2022	4,500	4,777
8.250% due 12/15/2020	5,500	6,229
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~	6,500	6,723
Synchrony Bank
3.000% due 06/15/2022	5,500	5,491
UBS AG
7.625% due 08/17/2022	13,950	16,478
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	2,300	2,421
UDR, Inc.
3.500% due 07/01/2027	2,400	2,394
Wells Fargo & Co.
3.000% due 04/22/2026	5,000	4,915

		431,162

INDUSTRIALS 5.9%
AbbVie, Inc.
2.900% due 11/06/2022	3,000	3,045
Arrow Electronics, Inc.
3.875% due 01/12/2028	2,500	2,499
Charter Communications Operating LLC
4.908% due 07/23/2025	4,600	4,924
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,009
4.500% due 09/16/2025	3,500	3,754
Dell International LLC
5.450% due 06/15/2023	4,000	4,392
Discovery Communications LLC
3.950% due 03/20/2028	5,300	5,297
5.200% due 09/20/2047	2,000	2,036
Ecopetrol S.A.
5.875% due 09/18/2023	5,000	5,565
Energy Transfer LP
5.200% due 02/01/2022	2,275	2,467
ERAC USA Finance LLC
3.800% due 11/01/2025	900	923

Hampton Roads PPV LLC
6.621% due 06/15/2053	35,946	33,136
Kansas City Southern
3.000% due 05/15/2023	2,500	2,508
Kinder Morgan Energy Partners LP
4.300% due 05/01/2024	850	885
6.850% due 02/15/2020	1,100	1,208
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,230
Kraft Heinz Foods Co.
3.950% due 07/15/2025	5,000	5,156
Magellan Health, Inc.
4.400% due 09/22/2024	5,500	5,487
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019	6,900	7,366
New York and Presbyterian Hospital
4.763% due 08/01/2116	3,000	3,103
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,516	5,626
QVC, Inc.
4.450% due 02/15/2025	1,250	1,269
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,209
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	5,500	5,265
Wesleyan University
4.781% due 07/01/2116	3,248	3,381
Western Gas Partners LP
3.950% due 06/01/2025	7,547	7,592

		125,332

UTILITIES 2.9%
AT&T, Inc.
3.600% due 02/17/2023	4,000	4,119
4.125% due 02/17/2026	7,000	7,204
FirstEnergy Corp.
3.900% due 07/15/2027	6,000	6,118
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	4,450	4,464
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,680	1,699
Plains All American Pipeline LP
3.600% due 11/01/2024	6,762	6,614
Regency Energy Partners LP
4.500% due 11/01/2023	5,000	5,245
5.000% due 10/01/2022	2,500	2,702
Verizon Communications, Inc.
2.946% due 03/15/2022	2,821	2,871
3.376% due 02/15/2025	9,960	10,028
4.500% due 08/10/2033	10,000	10,282

		61,346

Total Corporate Bonds & Notes (Cost $608,594)		617,840

MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	3,131
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	3,100	3,545

		6,676

FLORIDA 0.5%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	8,187
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020	2,265	2,312

		10,499

ILLINOIS 0.7%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	5,900	6,393
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,805

		14,198

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	498

3.650% due 07/01/2021	500	499
3.800% due 07/01/2022	1,000	996

		1,993

SOUTH DAKOTA 0.4%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,172

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,000	3,139

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,690	3,611

Total Municipal Bonds & Notes (Cost $46,043)		48,288

U.S. GOVERNMENT AGENCIES 47.9%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(f)	416	375
0.729% due 08/25/2022 ~(a)	17,253	431
2.480% (US0012M + 1.650%) due 12/01/2028 ~	253	256
2.500% due 03/25/2033	2	2
2.735% (US0012M + 1.235%) due 01/01/2037 ~	18	18
3.000% due 03/25/2033 - 05/01/2047	120,014	120,464
3.085% (US0012M + 1.835%) due 10/01/2035 ~	4	4
3.192% (H15T1Y + 2.218%) due 09/01/2034 ~	51	53
3.405% (US0012M + 1.780%) due 11/01/2035 ~	12	12
3.500% due 04/01/2032 - 05/01/2047	111,483	115,267
3.500% due 05/01/2047 (j)	48,548	50,081
3.567% (US0012M + 1.820%) due 04/01/2036 ~	27	28
4.000% due 08/01/2018 - 05/01/2047	155,036	164,306
4.500% due 03/01/2018 - 06/01/2051	40,966	44,364
4.750% due 09/01/2033	154	166
4.763% (LIBOR01M + 6.000%) due 09/25/2042 ~(a)	80,537	16,295
5.000% due 11/01/2017 - 11/01/2039	3,752	3,977
5.183% (LIBOR01M + 6.420%) due 04/25/2040 ~(a)	150	23
5.268% (LIBOR01M + 7.000%) due 05/25/2042 ~	208	203
5.500% due 01/01/2018 - 04/01/2039	2,094	2,219
5.963% (LIBOR01M + 7.200%) due 05/25/2036 ~(a)	2,487	457
6.000% due 05/25/2031 - 09/01/2037	5,138	5,408
6.500% due 01/01/2036 - 05/01/2038	171	187
7.000% due 11/01/2018 - 11/01/2038	1,706	1,817
7.500% due 10/01/2021 - 10/01/2037	622	682
17.039% (LIBOR01M + 21.060%) due 01/25/2036 ~	598	753
23.220% (COF 11 + 25.636%) due 07/25/2023 ~	15	21
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(f)	1,288	1,171
1.698% due 06/15/2040 ~(a)	34,307	2,046
2.740% (H15T1Y + 2.240%) due 11/01/2023 ~	1	1
3.000% due 01/01/2043 - 01/01/2047	42,962	43,138
3.293% (H15T1Y + 2.425%) due 12/01/2031 ~	168	178
3.355% (H15T1Y + 2.355%) due 07/01/2036 ~	33	35
3.500% due 12/15/2028 (a)	4,815	403
3.500% due 10/01/2041 - 09/01/2047	172,503	178,285
3.515% (US0012M + 1.733%) due 10/01/2036 ~	5	5
3.796% (LIBOR01M + 5.030%) due 05/15/2041 ~	3,694	3,601
4.000% due 09/01/2033 - 06/01/2047	72,892	76,912
4.500% due 11/01/2019 - 02/01/2045	12,448	13,446
4.895% (LIBOR01M + 7.060%) due 06/15/2042 ~	2,040	2,015
5.000% due 11/01/2017 - 07/15/2041	1,011	1,102
5.000% due 08/15/2039 (a)	259	22
5.250% due 04/15/2033	47	52
5.500% due 04/01/2018 - 10/01/2037	2,614	2,856
6.000% due 06/01/2032 - 08/01/2037	299	326
6.500% due 01/01/2037 - 07/01/2037	34	36
7.431% (LIBOR01M + 9.900%) due 01/15/2041 ~	5,689	6,694
8.500% due 12/01/2022 - 03/01/2023	43	44
9.000% due 07/01/2020 - 11/01/2030	28	33
9.500% due 01/01/2025	16	16
10.000% due 11/01/2017 - 04/01/2025	109	109
16.056% (LIBOR01M + 19.266%) due 10/15/2023 ~	199	253
16.268% (LIBOR01M + 19.663%) due 05/15/2033 ~	92	126
Ginnie Mae
1.801% (US0001M + 0.570%) due 06/20/2065 ~	15,709	15,662
2.031% (US0001M + 0.800%) due 05/20/2066 ~	6,295	6,346
2.151% (US0001M + 0.920%) due 07/20/2065 ~	11,265	11,412
2.381% (US0001M + 1.150%) due 03/20/2066 ~	4,320	4,429
3.500% due 12/20/2040 - 03/20/2047	31,937	33,210
4.000% due 09/20/2040 - 06/15/2047	67,181	71,750
4.500% due 08/20/2038 - 02/20/2047	6,210	6,456
4.750% due 01/20/2035	36	43

5.000% due 03/20/2034 - 05/20/2047		2,106	2,217
5.500% due 04/16/2034 - 11/20/2038		119	131
6.000% due 08/20/2038 - 02/20/2039		165	179
6.500% due 12/20/2038		89	94
10.000% due 12/15/2019		8	8

Total U.S. Government Agencies (Cost $1,015,050)			1,012,711

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Bonds
2.875% due 08/15/2045 (j)(n)		40,700	40,867
3.000% due 11/15/2044 (j)(l)(n)		46,100	47,484
3.000% due 05/15/2047 (j)		10,000	10,284
3.750% due 11/15/2043 (j)(l)(n)		17,500	20,503
U.S. Treasury Notes
1.875% due 04/30/2022 (j)		120,000	119,867
2.000% due 06/30/2024 (n)		5,000	4,954
2.250% due 08/15/2027 (j)		65,000	64,537
2.375% due 05/15/2027 (j)		85,000	85,330

Total U.S. Treasury Obligations (Cost $391,980)			393,826

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~		27	27
BAMLL Commercial Mortgage Securities Trust
2.027% (LIBOR01M + 0.800%) due 06/15/2028 ~		3,000	3,004
Banc of America Mortgage Trust
3.288% due 10/25/2034 ~		632	631
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028		6,475	6,640
BCAP LLC Trust
4.000% due 04/26/2037 ~		672	673
BCAP Ltd.
3.487% due 01/27/2037 ~		633	635
Bear Stearns ALT-A Trust
1.877% (US0001M + 0.640%) due 04/25/2034 ~		53	53
Business Mortgage Finance PLC
2.280% (BP0003M + 2.000%) due 02/15/2041 ~	GBP	2,586	3,395
Countrywide Home Loan Mortgage Pass-Through Trust
1.777% (US0001M + 0.540%) due 03/25/2035 ~		$194	187
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 01/25/2036 ~		4,200	3,815
Credit Suisse First Boston Mortgage Securities Corp.
1.887% (US0001M + 0.650%) due 11/25/2031 ~		46	42
3.608% due 11/25/2034 ~		66	69
Credit Suisse Mortgage Capital Certificates
3.459% due 10/27/2036 ~		1	1
6.000% due 05/27/2036		22	22
Great Hall Mortgages PLC
0.463% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	4,155	5,472
0.473% (BP0003M + 0.140%) due 06/18/2039 ~		25,696	33,893
0.483% (BP0003M + 0.150%) due 06/18/2038 ~		5,172	6,825
1.451% (US0003M + 0.130%) due 06/18/2039 ~		$3,887	3,799
GSR Mortgage Loan Trust
3.395% due 01/25/2036 ~		4,482	4,491
3.814% due 09/25/2034 ~		487	497
HomeBanc Mortgage Trust
1.567% (US0001M + 0.330%) due 10/25/2035 ~		2,764	2,740
JPMorgan Mortgage Trust
3.644% due 07/25/2035 ~		64	66
JPMorgan Resecuritization Trust
5.366% due 07/27/2037 ~		42	43
Lehman XS Trust
1.889% (12MTA + 1.000%) due 11/25/2035 ~		125	125
MASTR Adjustable Rate Mortgages Trust
3.417% due 03/25/2035 ~		3,239	3,219
Merrill Lynch Mortgage Investors Trust
3.066% due 05/25/2029 ~		33	33
Morgan Stanley Capital Trust
3.516% due 07/13/2029 ~		5,030	5,191
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~		9,472	9,696
RBSGC Mortgage Loan Trust
1.617% (US0001M + 0.380%) due 12/25/2034 ~		2,570	2,235
Residential Accredit Loans, Inc. Trust
5.500% due 11/25/2034		3,988	4,044
Residential Asset Securitization Trust
1.787% (US0001M + 0.550%) due 08/25/2033 ~		53	51
Sequoia Mortgage Trust
1.956% (US0006M + 0.500%) due 02/20/2035 ~		1,448	1,437
Thornburg Mortgage Securities Trust
3.379% due 10/25/2046 ~		4,967	4,752

Trinity Square PLC
1.445% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	2,726	3,698

Total Non-Agency Mortgage-Backed Securities (Cost $116,283)			111,501

ASSET-BACKED SECURITIES 13.5%
AASET Trust
3.967% due 05/16/2042		$4,887	4,923
Adams Mill CLO Ltd.
2.404% (US0003M + 1.100%) due 07/15/2026 ~		1,400	1,400
ALESCO Preferred Funding Ltd.
1.658% (LIBOR03M + 0.330%) due 12/23/2036 ~		3,587	2,941
2.078% (US0003M + 0.750%) due 09/23/2038 ~		3,717	3,271
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~		5,000	5,024
Anchorage Capital CLO Ltd.
2.454% (US0003M + 1.140%) due 07/28/2026 ~		10,000	10,049
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~		9,450	9,458
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.467% (US0001M + 0.230%) due 01/25/2036 ~		2,332	2,184
Asset-Backed Funding Certificates Trust
1.477% (US0001M + 0.240%) due 09/25/2036 ~		3,913	3,590
Atrium CDO Corp.
2.254% (US0003M + 0.950%) due 07/16/2025 ~		5,500	5,512
Avery Point CLO Ltd.
2.424% (US0003M + 1.120%) due 01/18/2025 ~		10,000	10,025
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032		4,849	4,845
Black Diamond CLO Ltd.
2.354% (US0003M + 1.050%) due 02/06/2026 ~		6,000	6,001
BSPRT Issuer Ltd.
2.665% (US0001M + 1.350%) due 06/15/2027 ~		4,000	4,011
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		4,537	4,571
Denali Capital CLO Ltd.
2.457% (US0003M + 1.150%) due 04/20/2027 ~		800	800
Dryden Senior Loan Fund
2.565% (US0003M + 1.250%) due 11/15/2025 ~		5,300	5,329
EFS Volunteer LLC
2.117% (US0001M + 0.880%) due 07/26/2027 ~		215	216
EMC Mortgage Loan Trust
1.784% (LIBOR01M + 0.550%) due 08/25/2040 ~		2,381	2,332
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~		9,500	9,530
First Franklin Mortgage Loan Asset-Backed Certificates
2.062% (US0001M + 0.825%) due 05/25/2034 ~		4,142	4,098
GoldenTree Loan Opportunities Ltd.
2.681% (US0003M + 1.370%) due 10/29/2026 ~		7,700	7,776
Halcyon Loan Advisors Funding Ltd.
2.413% (US0003M + 1.100%) due 10/22/2025 ~		7,000	7,000
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~		10,000	10,030
JPMorgan Mortgage Acquisition Corp.
1.627% (US0001M + 0.390%) due 05/25/2035 ~		6,000	5,606
Long Beach Mortgage Loan Trust
2.137% (US0001M + 0.900%) due 06/25/2035 ~		7,263	7,273
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		40	43
Mid-State Trust
6.340% due 12/15/2036		5,905	6,302
Octagon Investment Partners Ltd.
3.223% (US0003M) due 10/25/2025 ~		5,800	5,801
OHA Loan Funding Ltd.
2.663% (US0003M + 1.350%) due 01/23/2027 ~		9,050	9,138
Palmer Square CLO Ltd.
2.285% (US0003M + 0.970%) due 05/15/2025 ~		8,076	8,096
S-Jets Ltd.
3.967% due 08/15/2042		6,464	6,452
Securitized Asset-Backed Receivables LLC Trust
1.527% (US0001M + 0.290%) due 12/25/2035 ~		5,653	5,565
SLM Student Loan Trust
2.064% (US0003M + 0.750%) due 04/25/2023 ~		4,772	4,767
2.214% (US0003M + 0.900%) due 07/25/2023 ~		6,800	6,832
2.814% (US0003M + 1.500%) due 04/25/2023 ~		8,151	8,352
3.014% (US0003M + 1.700%) due 07/25/2023 ~		6,404	6,600
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026		4,246	4,245
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026		8,589	8,628
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		10,000	9,991
SpringCastle America Funding LLC
3.050% due 04/25/2029		4,693	4,730

THL Credit Wind River CLO Ltd.
2.413% (US0003M + 1.100%) due 01/22/2027 ~		7,000	7,001
Venture CLO Ltd.
2.384% (US0003M + 1.080%) due 07/15/2026 ~		8,000	8,001
VOLT LLC
3.125% due 06/25/2047		4,460	4,482
3.125% due 09/25/2047		7,400	7,408
3.250% due 05/25/2047		6,533	6,567
3.250% due 04/25/2059		8,372	8,424
3.375% due 05/28/2047		5,221	5,266
3.875% due 04/25/2055		218	218
WhiteHorse Ltd.
2.464% (US0003M + 1.160%) due 07/17/2026 ~		3,800	3,800

Total Asset-Backed Securities (Cost $277,372)			284,504

SOVEREIGN ISSUES 1.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	12,020	14,954
Mexico Government International Bond
5.750% due 10/12/2110		$4,000	4,308
Province of Quebec
2.625% due 02/13/2023		15,000	15,222

Total Sovereign Issues (Cost $34,709)			34,484

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (i) 0.0%			789

ARGENTINA TREASURY BILLS 0.2%
3.250% due 12/15/2017 (f)(g)		4,000	3,978

U.S. TREASURY BILLS 0.2%
1.085% due 01/04/2018 - 01/18/2018 (e)(f)(n)		3,418	3,408

Total Short-Term Instruments (Cost $8,170)			8,175

Total Investments in Securities (Cost $2,513,787)			2,527,061

Total Investments 119.5% (Cost $2,513,787)			$2,527,061
Financial Derivative Instruments (k)(m) (0.4)% (Cost or Premiums, net $7,726)			(7,442)
Other Assets and Liabilities, net (19.1)%			(404,569)

Net Assets 100.0%			$2,115,050

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$789	Fannie Mae 5.355% due 11/24/2017	$(805)	$789	$789

Total Repurchase Agreements						$(805)	$789	$789

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.280%	07/13/2017	10/13/2017	$(1,935)	$(1,941)
	1.310	07/07/2017	10/06/2017	(40,456)	(40,584)
BOS	0.000	09/29/2017	10/02/2017	(4,060)	(4,061)
	1.360	09/27/2017	10/04/2017	(6,120)	(6,121)
DEU	0.000	09/14/2017	10/16/2017	(48,917)	(48,949)
JPS	0.890	09/25/2017	10/02/2017	(9,300)	(9,302)
SCX	1.270	08/17/2017	10/17/2017	(5,619)	(5,628)
	1.280	08/24/2017	10/24/2017	(39,022)	(39,076)
	1.280	09/08/2017	10/16/2017	(79,827)	(79,895)
	1.300	09/12/2017	10/12/2017	(6,077)	(6,081)
SGY	0.850	09/22/2017	10/04/2017	(55,700)	(55,713)
	1.250	09/22/2017	10/06/2017	(2,547)	(2,548)

Total Reverse Repurchase Agreements					$(299,899)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.210%	08/07/2017	10/06/2017	$(284,473)	$(284,435)
	1.210	08/08/2017	10/11/2017	(48,473)	(48,458)

Total Sale-Buyback Transactions					$(332,893)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	4.000%	12/01/2047	$8,500	$(8,926)	$(8,920)

Total Short Sales (0.4)%				$(8,926)	$(8,920)

(j)	Securities with an aggregate market value of $331,794 and cash of $300 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(430,710) at a weighted average interest rate of 1.154%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(53) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2022	0.909%	$14,000	$2,370	$226	$2,596	$0	$(8)
General Motors Co.	5.000	Quarterly	06/20/2022	0.914	6,000	988	124	1,112	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.378	8,200	131	21	152	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.574	6,500	77	50	127	3	0
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2022	0.426	12,000	268	47	315	315	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.347	3,100	51	23	74	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.409	8,100	106	92	198	2	0
Navient Corp.	5.000	Quarterly	06/20/2022	2.685	6,000	392	216	608	20	0

						$4,383	$799	$5,182	$343	$(9)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$50,000	$3,681	$240	$3,921	$116	$0

Total Swap Agreements					$8,064	$1,039	$9,103	$459	$(9)

(l)	Securities with an aggregate market value of $16,825 and cash of $997 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017		$22,153	EUR	18,897	$181	$0
	11/2017	EUR	18,897		$22,189	0	(181)
	07/2018	DKK	30,000		4,444	0	(403)
BPS	10/2017	BRL	152,300		42,652	0	(5,435)
	10/2017		$46,823	BRL	152,300	1,265	0
	01/2018		73,565		242,800	2,167	0
BRC	10/2017		14,419	DKK	97,970	1,141	0
	01/2018		9,532		64,400	753	0
CBK	10/2017		2,054	GBP	1,515	0	(24)
DUB	01/2018	BRL	200		$53	0	(10)
GLM	01/2018	DKK	33,615		4,925	0	(444)
	04/2018		189,925		27,733	0	(2,775)
HUS	10/2017		97,970		15,003	0	(557)
	01/2018	BRL	68,000		20,016	0	(1,194)
	04/2018		69,200		20,508	0	(848)
	04/2018		$28,269	DKK	189,925	2,239	0
	07/2018		4,491		30,000	356	0
JPM	10/2017	BRL	20,000		$5,656	0	(658)
	10/2017	EUR	18,897		22,826	492	0
	10/2017	IDR	31,162,616		2,308	0	(4)
	10/2017		$6,313	BRL	20,000	2	0
	10/2017		59,941	GBP	44,767	47	0
	10/2017		300	IDR	4,069,376	2	0
	11/2017	GBP	44,767		$60,000	0	(46)
	01/2018	BRL	174,600		52,217	0	(2,242)
	04/2018		$20,650	BRL	69,200	706	0
MSB	01/2018	DKK	30,785		$4,562	0	(355)
SCX	10/2017		$2,002	IDR	27,093,240	7	0
SOG	10/2017	GBP	46,282		$60,107	0	(1,911)

Total Forward Foreign Currency Contracts						$9,358	$(17,087)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%	$3,200	$(33)	$22	$0	$(11)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	4,400	(57)	11	0	(46)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652	5,000	(252)	109	0	(143)
FBF	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985	3,700	(9)	12	3	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	1,800	(23)	4	0	(19)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	1,200	(7)	1	0	(6)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	500	43	16	59	0

							$(338)	$175	$62	$(225)

Total Swap Agreements							$(338)	$175	$62	$(225)

(n)	Securities with an aggregate market value of $10,715 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$15,732	$15,732
Corporate Bonds & Notes
Banking & Finance	0	431,162	0	431,162
Industrials	0	125,332	0	125,332
Utilities	0	61,346	0	61,346
Municipal Bonds & Notes
California	0	6,676	0	6,676
Florida	0	10,499	0	10,499
Illinois	0	14,198	0	14,198
New Jersey	0	1,993	0	1,993
South Dakota	0	8,172	0	8,172
Texas	0	3,139	0	3,139
West Virginia	0	3,611	0	3,611
U.S. Government Agencies	0	1,012,711	0	1,012,711
U.S. Treasury Obligations	0	393,826	0	393,826
Non-Agency Mortgage-Backed Securities	0	111,501	0	111,501
Asset-Backed Securities	0	284,504	0	284,504
Sovereign Issues	0	34,484	0	34,484
Short-Term Instruments
Repurchase Agreements	0	789	0	789
Argentina Treasury Bills	0	3,978	0	3,978
U.S. Treasury Bills	0	3,408	0	3,408

Total Investments	$0	$2,511,329	$15,732	$2,527,061

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,920)	$0	$(8,920)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	459	0	459
Over the counter	0	9,420	0	9,420
	$0	$9,879	$0	$9,879

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(9)	0	(9)
Over the counter	0	(17,312)	0	(17,312)

	$0	$(17,321)	$0	$(17,321)

Total Financial Derivative Instruments	$0	$(7,442)	$0	$(7,442)

Totals	$0	$2,494,967	$15,732	$2,510,699

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.1%
CORPORATE BONDS & NOTES 54.9%
BANKING & FINANCE 23.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$600	$639
Ally Financial, Inc.
3.500% due 01/27/2019	600	610
3.600% due 05/21/2018	500	504
American Tower Corp.
2.250% due 01/15/2022	600	591
3.450% due 09/15/2021	400	414
Athene Global Funding
2.564% (US0003M + 1.230%) due 07/01/2022 ~	800	808
Aviation Capital Group Corp.
2.875% due 01/20/2022	400	400
4.625% due 01/31/2018	500	505
Bank of America Corp.
1.967% (US0003M + 0.660%) due 07/21/2021 ~	1,000	1,003
Barclays Bank PLC
6.050% due 12/04/2017	1,000	1,007
Barclays PLC
2.000% due 03/16/2018	300	300
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(e)	450	476
BGC Partners, Inc.
5.125% due 05/27/2021	250	263
BOC Aviation Ltd.
2.375% due 09/15/2021	200	197
2.875% due 10/10/2017	215	215
3.000% due 03/30/2020	450	455
3.875% due 05/09/2019	400	409
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	451
CIT Group, Inc.
3.875% due 02/19/2019	200	204
Citigroup, Inc.
2.263% (US0003M + 0.950%) due 07/24/2023 ~	1,000	1,003
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~	500	525
3.800% due 09/15/2022	250	260
Five Corners Funding Trust
4.419% due 11/15/2023	400	434
General Motors Financial Co., Inc.
3.250% due 05/15/2018	250	252
Goldman Sachs Group, Inc.
2.904% (US0003M + 1.600%) due 07/15/2020 ~	1,000	1,012
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	300	331
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020	500	539
ICICI Bank Ltd.
4.800% due 05/22/2019	965	1,003
International Lease Finance Corp.
8.250% due 12/15/2020	200	234
LeasePlan Corp. NV
2.500% due 05/16/2018	700	701
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.088% (US0003M + 0.775%) due 07/23/2019 ~	500	503
2.250% due 09/07/2021	200	198
Mizuho Financial Group, Inc.
2.457% (US0003M + 1.140%) due 09/13/2021 ~	700	711
2.784% (US0003M + 1.480%) due 04/12/2021 ~	400	410
Morgan Stanley
2.713% (US0003M + 1.400%) due 10/24/2023 ~	200	205
Navient Corp.
5.500% due 01/15/2019	300	311
6.625% due 07/26/2021	200	214
8.000% due 03/25/2020	900	994
ORIX Corp.
2.650% due 04/13/2021	500	501
2.900% due 07/18/2022	500	502
QNB Finance Ltd.
2.125% due 02/14/2018	900	900
Reliance Standard Life Global Funding
2.150% due 10/15/2018	300	301
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~	800	807

Santander Holdings USA, Inc.
2.650% due 04/17/2020	200	201
Santander UK Group Holdings PLC
2.875% due 08/05/2021	800	805
SL Green Realty Corp.
5.000% due 08/15/2018	191	195
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,000	991
3.000% due 07/15/2022	200	200
Springleaf Finance Corp.
5.250% due 12/15/2019	100	104
8.250% due 12/15/2020	950	1,076
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	700	701
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~	250	253
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~	1,100	1,117
WEA Finance LLC
2.700% due 09/17/2019	225	227
Wells Fargo & Co.
7.980% (US0003M + 3.770%) due 03/15/2018 ~(e)	1,100	1,134
Welltower, Inc.
2.250% due 03/15/2018	300	301
Weyerhaeuser Co.
7.375% due 10/01/2019	200	221

		29,828

INDUSTRIALS 25.6%
AbbVie, Inc.
2.850% due 05/14/2023	600	605
AP Moller - Maersk A/S
2.875% due 09/28/2020	400	405
Arrow Electronics, Inc.
3.500% due 04/01/2022	600	612
Asciano Finance Ltd.
4.625% due 09/23/2020	311	325
5.000% due 04/07/2018	100	101
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	400	402
Central Nippon Expressway Co. Ltd.
2.126% (US0003M + 0.810%) due 03/03/2022 ~	500	502
2.169% (US0003M + 0.850%) due 09/14/2021 ~	500	503
Charter Communications Operating LLC
4.464% due 07/23/2022	300	317
CNPC General Capital Ltd.
1.950% due 04/16/2018	700	700
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	488	538
Crown Castle Towers LLC
3.222% due 05/15/2042	800	817
D.R. Horton, Inc.
3.750% due 03/01/2019	400	408
Dell International LLC
4.420% due 06/15/2021	400	420
5.450% due 06/15/2023	500	549
Delphi Automotive PLC
3.150% due 11/19/2020	700	717
Delta Air Lines, Inc.
3.625% due 03/15/2022	400	411
DISH DBS Corp.
4.250% due 04/01/2018	600	606
7.875% due 09/01/2019	300	329
Energy Transfer LP
4.150% due 10/01/2020	500	522
6.700% due 07/01/2018	300	310
Flex Ltd.
4.625% due 02/15/2020	500	523
Forest Laboratories LLC
4.375% due 02/01/2019	199	204
General Electric Co.
6.375% (US0003M + 2.289%) due 11/15/2067 ~	100	100
Georgia-Pacific LLC
2.539% due 11/15/2019	400	403
Heathrow Funding Ltd.
4.875% due 07/15/2021	950	1,020
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	300	303
Humana, Inc.
2.625% due 10/01/2019	500	506
Hyundai Capital America
1.750% due 09/27/2019	800	789

Imperial Brands Finance PLC
2.950% due 07/21/2020	700	711
Kansas City Southern
3.000% due 05/15/2023	1,100	1,104
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~	200	200
KLA-Tencor Corp.
3.375% due 11/01/2019	100	103
Kraft Heinz Foods Co.
2.129% (US0003M + 0.820%) due 08/10/2022 ~	400	401
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	137	140
Masco Corp.
7.125% due 03/15/2020	39	44
McCormick & Co., Inc.
3.150% due 08/15/2024	1,100	1,110
MGM Resorts International
8.625% due 02/01/2019	300	325
Nabors Industries, Inc.
6.150% due 02/15/2018	350	356
National Fuel Gas Co.
8.750% due 05/01/2019	500	548
Petroleos Mexicanos
3.125% due 01/23/2019	600	607
Petronas Capital Ltd.
5.250% due 08/12/2019	300	317
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	720
QVC, Inc.
3.125% due 04/01/2019	1,100	1,112
Reynolds American, Inc.
4.000% due 06/12/2022	700	740
S&P Global, Inc.
2.500% due 08/15/2018	300	302
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	500	542
6.250% due 03/15/2022	500	563
Schaeffler Finance BV
4.750% due 05/15/2023	300	311
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	300	299
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	251
Sky PLC
2.625% due 09/16/2019	500	504
9.500% due 11/15/2018	500	541
Southern Co.
2.950% due 07/01/2023	700	704
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	400	399
1.700% due 07/19/2019	700	690
Time Warner Cable LLC
8.750% due 02/14/2019	500	543
Volkswagen Group of America Finance LLC
1.756% (US0003M + 0.440%) due 11/20/2017 ~	1,000	1,000
Western Gas Partners LP
2.600% due 08/15/2018	1,000	1,005
WestJet Airlines Ltd.
3.500% due 06/16/2021	850	865
Woodside Finance Ltd.
3.650% due 03/05/2025	100	101
3.700% due 09/15/2026	200	200
4.600% due 05/10/2021	200	212
Woolworths Ltd.
4.000% due 09/22/2020	300	312
ZF North America Capital, Inc.
4.000% due 04/29/2020	700	725

		32,554

UTILITIES 5.9%
AT&T, Inc.
2.202% (US0003M + 0.890%) due 02/14/2023 ~	1,100	1,099
BG Energy Capital PLC
6.500% (USSW5 + 5.439%) due 11/30/2072 ~	500	503
BP Capital Markets PLC
2.191% (US0003M + 0.870%) due 09/16/2021 ~	1,000	1,017
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	202
CNOOC Finance Ltd.
1.750% due 05/09/2018	700	699
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	562

E.ON International Finance BV
5.800% due 04/30/2018	300	307
FirstEnergy Corp.
2.850% due 07/15/2022	970	973
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,000	1,011
ONEOK, Inc.
4.250% due 02/01/2022	300	313
Regency Energy Partners LP
5.750% due 09/01/2020	200	215
Telecom Italia Capital S.A.
6.999% due 06/04/2018	600	620

		7,521

Total Corporate Bonds & Notes (Cost $69,375)		69,903

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	420	422

KANSAS 0.4%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019	500	505

Total Municipal Bonds & Notes (Cost $920)		927

U.S. GOVERNMENT AGENCIES 11.8%
Fannie Mae
4.000% due 09/01/2039 - 10/01/2043	1,551	1,650
5.000% due 01/01/2034 - 02/01/2038	1,974	2,103
5.500% due 06/01/2018 - 09/01/2040	156	170
6.000% due 12/01/2036 - 01/01/2039	1,908	2,026
6.500% due 07/01/2036 - 12/01/2037	1,006	1,106
Fannie Mae, TBA
4.000% due 11/01/2047	500	526
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	15	15
4.500% due 03/01/2018 - 07/01/2020	90	92
5.000% due 12/01/2017 - 01/01/2024	51	52
5.500% due 03/01/2035 - 02/01/2037	251	264
6.000% due 02/01/2028	36	38
6.500% due 07/01/2037 - 02/01/2038	814	889
7.000% due 10/01/2037 - 12/01/2037	246	258
10.500% due 11/01/2017 - 12/01/2020	33	33
11.000% due 11/01/2018 - 01/01/2021	17	18
Ginnie Mae
2.234% (LIBOR01M + 1.000%) due 08/16/2039 ~	12	12
3.000% due 11/20/2046	248	252
3.500% due 09/20/2044	469	488
3.700% due 04/15/2042	227	238
3.740% due 03/20/2042 - 07/20/2042	375	390
3.750% due 04/15/2042 - 03/20/2044	348	366
4.000% due 11/20/2040 - 06/20/2043	571	596
4.500% due 08/20/2038 - 07/20/2041	1,503	1,600
5.500% due 03/20/2034 - 08/20/2041	1,059	1,132
6.000% due 09/20/2029	92	102
6.500% due 06/20/2038 - 07/20/2039	135	145
7.000% due 09/20/2038 - 06/20/2039	430	460

Total U.S. Government Agencies (Cost $15,092)		15,021

U.S. TREASURY OBLIGATIONS 26.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020	1,777	1,786
0.125% due 04/15/2021	2,892	2,900
0.125% due 04/15/2022 (g)	1,912	1,912
U.S. Treasury Notes
0.750% due 09/30/2018 (g)	5,000	4,970
0.750% due 10/31/2018 (g)	2,000	1,987
1.375% due 09/30/2019	20,500	20,457

Total U.S. Treasury Obligations (Cost $34,023)		34,012

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Bear Stearns Adjustable Rate Mortgage Trust
2.979% due 02/25/2033 ~	3	3
BX Trust
2.114% (LIBOR01M + 0.880%) due 07/15/2034 ~	700	702
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.786% (LIBOR01M + 0.460%) due 10/25/2035 ~	661	644

GSR Mortgage Loan Trust
3.297% due 09/25/2035 ~	44	45
3.462% (US0012M + 1.750%) due 08/25/2033 ~	494	496
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	289	282
JPMCC Commercial Mortgage Securities Trust
3.379% due 09/15/2050	300	308
MASTR Adjustable Rate Mortgages Trust
3.290% due 04/21/2034 ~	78	80
Nomura Resecuritization Trust
3.106% due 04/26/2037 ~	787	799
Sequoia Mortgage Trust
1.896% (US0001M + 0.660%) due 06/20/2033 ~	6	6
1.955% (LIBOR01M + 0.720%) due 11/22/2024 ~	12	12
Structured Asset Mortgage Investments Trust
1.817% (US0001M + 0.580%) due 07/19/2034 ~	13	13
1.897% (US0001M + 0.660%) due 09/19/2032 ~	28	28
Thornburg Mortgage Securities Trust
3.061% due 04/25/2045 ~	218	218
WaMu Mortgage Pass-Through Certificates Trust
1.547% (US0001M + 0.310%) due 01/25/2045 ~	34	33
1.637% (US0001M + 0.400%) due 06/25/2044 ~	863	849
3.062% due 06/25/2033 ~	5	5
Wells Fargo Mortgage-Backed Securities Trust
3.320% due 06/25/2035 ~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $4,448)		4,529

ASSET-BACKED SECURITIES 13.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.997% (US0001M + 0.760%) due 09/25/2033 ~	48	48
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~	600	600
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~	346	348
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	404	404
Bear Stearns Asset-Backed Securities Trust
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~	44	43
BlueMountain CLO Ltd.
2.634% (US0003M + 1.330%) due 04/13/2027 ~	300	303
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~	400	401
2.467% (US0003M + 1.150%) due 07/27/2026 ~	300	302
Cent CLO Ltd.
2.641% (US0003M + 1.330%) due 10/29/2025 ~	300	301
Chase Funding Trust
1.837% (US0001M + 0.600%) due 07/25/2033 ~	210	204
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	700	701
Colony Starwood Homes Trust
2.737% (LIBOR01M + 1.500%) due 07/17/2033 ~	199	202
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	238	242
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~	132	134
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)	300	300
2.504% (US0003M + 1.200%) due 01/15/2025 ~	256	258
Eagle Ltd.
2.570% due 12/15/2039	78	78
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~	400	401
First Franklin Mortgage Loan Trust
1.987% (US0001M + 0.750%) due 11/25/2034 ~	284	279
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	500	502
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~	500	502
Navient Private Education Loan Trust
2.434% (US0001M + 1.200%) due 12/15/2028 ~	934	949
Navient Student Loan Trust
2.487% (US0001M + 1.250%) due 06/25/2065 ~	88	90
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	400	401
Regatta Funding Ltd.
2.474% (US0003M + 1.160%) due 10/25/2026 ~	400	400
Residential Asset Mortgage Products Trust
2.332% (US0001M + 1.095%) due 09/25/2033 ~	835	822
Securitized Asset-Backed Receivables LLC Trust
1.912% (US0001M + 0.675%) due 01/25/2035 ~	576	567
SLM Student Loan Trust
2.064% (US0003M + 0.750%) due 04/25/2023 ~	645	644
2.814% (US0003M + 1.500%) due 04/25/2023 ~	693	710

3.014% (US0003M + 1.700%) due 07/25/2023 ~	610	628
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	421	424
Starwood Waypoint Homes Trust
2.200% due 01/17/2035 ~	1,000	1,001
Structured Asset Securities Corp. Mortgage Loan Trust
1.372% (US0001M + 0.135%) due 07/25/2036 ~	681	665
THL Credit Wind River CLO Ltd.
2.744% (US0003M + 1.440%) due 01/18/2026 ~	300	302
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036	321	323
VOLT LLC
3.125% due 09/25/2047	1,100	1,101
3.375% due 05/28/2047	387	390
3.500% due 03/25/2047	362	365
4.375% due 11/27/2045	74	74
WhiteHorse Ltd.
2.464% (US0003M + 1.160%) due 07/17/2026 ~	400	400

Total Asset-Backed Securities (Cost $16,707)		16,809

SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
3.875% due 10/02/2019	800	826

Total Sovereign Issues (Cost $822)		826

SHORT-TERM INSTRUMENTS 1.6%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.940% due 09/04/2018	200	200

COMMERCIAL PAPER 0.5%
Ford Motor Credit Co.
2.016% due 04/12/2018	600	594

REPURCHASE AGREEMENTS (f) 0.4%		460

SHORT-TERM NOTES 0.1%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	100	100

ARGENTINA TREASURY BILLS 0.4%
3.200% due 12/15/2017 (b)(c)	500	497

Total Short-Term Instruments (Cost $1,851)		1,851

Total Investments in Securities (Cost $143,238)		143,878

Total Investments 113.1% (Cost $143,238)		$143,878
Financial Derivative Instruments (h)(i) 0.1% (Cost or Premiums, net $(341))		80
Other Assets and Liabilities, net (13.2)%		(16,703)

Net Assets 100.0%		$127,255

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$460	U.S. Treasury Notes 2.500% due 05/15/2024	$(470)	$460	$460

Total Repurchase Agreements						$(470)	$460	$460

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.000%	09/25/2017	10/02/2017	$(20,600)	$(20,604)

Total Reverse Repurchase Agreements					$(20,604)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	1.300%	09/29/2017	10/02/2017	$(10,889)	$(10,889)

Total Sale-Buyback Transactions					$(10,889)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae, TBA	3.000%	11/01/2047	$1,000	$(1,006)	$(1,001)

Total Short Sales (0.8)%				$(1,006)	$(1,001)

(g)	Securities with an aggregate market value of $8,174 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(37,319) at a weighted average interest rate of 1.037%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	147	$36,065	$(18)	$0	$(11)
90-Day Eurodollar June Futures	06/2018	121	29,736	(53)	0	(5)
90-Day Eurodollar March Futures	03/2018	242	59,538	(77)	0	(3)

				$(148)	$0	$(19)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	147	$(35,995)	$28	$15	$0
90-Day Eurodollar June Futures	06/2019	121	(29,659)	74	12	0
90-Day Eurodollar March Futures	03/2019	242	(59,344)	149	21	0
U.S. Treasury 2-Year Note December Futures	12/2017	16	(3,451)	5	2	0
U.S. Treasury 5-Year Note December Futures	12/2017	41	(4,818)	30	7	0
U.S. Treasury 10-Year Note December Futures	12/2017	37	(4,637)	48	9	0

				$334	$66	$0

Total Futures Contracts				$186	$66	$(19)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	1.046%	$600	$(23)	$22	$(1)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$3,500	$(261)	$(16)	$(277)	$0	$(7)
CDX.IG-26 5-Year Index	(1.000)	Quarterly	06/20/2021	2,400	(53)	(4)	(57)	0	(1)

					$(314)	$(20)	$(334)	$0	$(8)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	3-Month USD-LIBOR	2.000%	Maturity	12/20/2019	$28,500	$171	$(68)	$103	$0	$(10)
Pay (6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	10,800	(144)	52	(92)	19	0

						$27	$(16)	$11	$19	$(10)

Total Swap Agreements						$(310)	$(14)	$(324)	$19	$(18)

Cash of $1,056 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017	$	3,391	AUD	4,318	$0	$(4)
	11/2017	AUD	4,318	$	3,390	4	0
BPS	10/2017		4,159		3,316	53	0
HUS	10/2017		159		129	4	0
	10/2017	CAD	4,150		3,328	2	0
JPM	10/2017		70		58	2	0
	11/2017		444		357	2	0
NAB	10/2017	$	3,409	CAD	4,220	0	(27)
	11/2017	CAD	4,220	$	3,410	27	0
RBC	10/2017		444		357	1	0

Total Forward Foreign Currency Contracts						$95	$(31)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/27/2017	$6,100	$(16)	$(17)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/27/2017	6,700	(15)	(15)

							$(31)	$(32)

Total Written Options							$(31)	$(32)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$29,828	$0	$29,828
Industrials	0	32,554	0	32,554
Utilities	0	7,521	0	7,521
Municipal Bonds & Notes
California	0	422	0	422
Kansas	0	505	0	505
U.S. Government Agencies	0	15,021	0	15,021
U.S. Treasury Obligations	0	34,012	0	34,012
Non-Agency Mortgage-Backed Securities	0	4,529	0	4,529
Asset-Backed Securities	0	16,509	300	16,809
Sovereign Issues	0	826	0	826
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Commercial Paper	0	594	0	594
Repurchase Agreements	0	460	0	460
Short-Term Notes	0	100	0	100
Argentina Treasury Bills	0	497	0	497

Total Investments	$0	$143,578	$300	$143,878

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,001)	$0	$(1,001)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	66	19	0	85
Over the counter	0	95	0	95
	$66	$114	$0	$180

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(18)	0	(37)
Over the counter	0	(63)	0	(63)

	$(19)	$(81)	$0	$(100)

Total Financial Derivative Instruments	$47	$33	$0	$80

Totals	$47	$142,610	$300	$142,957

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.7%
CORPORATE BONDS & NOTES 59.8%
BANKING & FINANCE 32.5%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	$9,000	$9,088
AerCap Ireland Capital DAC
3.750% due 05/15/2019	1,700	1,740
4.250% due 07/01/2020	1,500	1,568
4.625% due 10/30/2020	1,550	1,650
AIA Group Ltd.
1.750% due 03/13/2018	8,300	8,281
Air Lease Corp.
2.125% due 01/15/2018	23,647	23,674
American Express Co.
1.921% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,197
American Express Credit Corp.
2.369% (US0003M + 1.050%) due 09/14/2020 ~	8,900	9,057
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~	9,000	9,022
1.927% (US0003M + 0.610%) due 09/09/2021 ~	1,550	1,567
American International Group, Inc.
5.850% due 01/16/2018	417	422
Athene Global Funding
2.447% (US0003M + 1.140%) due 04/20/2020 ~	38,500	38,895
2.564% (US0003M + 1.230%) due 07/01/2022 ~	35,659	36,020
Aviation Capital Group Corp.
2.875% due 09/17/2018	20,100	20,275
4.625% due 01/31/2018	22,265	22,470
Banco del Estado de Chile
2.000% due 11/09/2017	11,500	11,502
Banco Santander Chile
3.192% (US0003M + 1.875%) due 06/07/2018 ~	2,000	2,023
Bangkok Bank PCL
2.750% due 03/27/2018	1,700	1,705
3.300% due 10/03/2018	10,863	10,996
Bank of America Corp.
1.967% (US0003M + 0.660%) due 07/21/2021 ~	30,300	30,384
1.971% (US0003M + 0.650%) due 10/01/2021 ~	28,000	28,097
2.344% (US0003M + 1.040%) due 01/15/2019 ~	13,783	13,921
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.339% (US0003M + 1.020%) due 09/14/2018 ~	31,600	31,852
Barclays PLC
2.000% due 03/16/2018	37,000	37,039
Bayer U.S. Finance LLC
1.500% due 10/06/2017	1,000	1,000
1.582% (US0003M + 0.280%) due 10/06/2017 ~	10,000	10,000
Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,000	2,000
BNZ International Funding Ltd.
2.400% due 02/21/2020	2,500	2,510
BOC Aviation Ltd.
2.875% due 10/10/2017	14,527	14,530
3.000% due 03/30/2020	2,390	2,419
Brandywine Operating Partnership LP
4.950% due 04/15/2018	1,400	1,419
Canadian Imperial Bank of Commerce
1.836% (US0003M + 0.520%) due 09/06/2019 ~	1,860	1,869
CDP Financial, Inc.
4.400% due 11/25/2019	18,000	18,954
Citigroup, Inc.
2.191% (US0003M + 0.880%) due 07/30/2018 ~	34,700	34,888
2.247% (US0003M + 0.930%) due 06/07/2019 ~	19,300	19,497
2.501% (US0003M + 1.190%) due 08/02/2021 ~	8,200	8,357
2.624% (US0003M + 1.310%) due 10/26/2020 ~	11,200	11,448
2.713% (US0003M + 1.380%) due 03/30/2021 ~	27,000	27,675
CMT MTN Pte. Ltd.
3.731% due 03/21/2018	11,600	11,727
Cooperatieve Rabobank UA
2.134% (US0003M + 0.830%) due 01/10/2022 ~	45,000	45,515
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~	16,900	17,759
Daegu Bank Ltd.
2.250% due 04/29/2018	5,000	5,007
Danske Bank A/S
1.826% (US0003M + 0.510%) due 03/02/2020 ~	10,000	10,028
1.896% (US0003M + 0.580%) due 09/06/2019 ~	1,000	1,005

DBS Group Holdings Ltd.
1.807% (US0003M + 0.490%) due 06/08/2020 ~	9,000	9,033
1.934% (US0003M + 0.620%) due 07/25/2022 ~	15,700	15,760
Dexia Credit Local S.A.
1.875% due 03/28/2019	20,170	20,177
2.250% due 01/30/2019	40,700	40,896
Discover Bank
2.000% due 02/21/2018	34,465	34,520
DNB Bank ASA
1.705% (US0003M + 0.370%) due 10/02/2020 ~(a)	10,000	10,010
E.ON International Finance BV
5.800% due 04/30/2018	14,000	14,316
Erste Abwicklungsanstalt
1.250% due 03/15/2018	7,000	6,987
1.527% (US0003M + 0.210%) due 03/09/2020 ~	7,000	7,029
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	5,745	5,719
2.140% (US0003M + 0.830%) due 03/12/2019 ~	14,700	14,774
2.220% (US0003M + 0.900%) due 06/15/2018 ~	14,750	14,812
2.243% (US0003M + 0.930%) due 11/04/2019 ~	830	836
2.244% (US0003M + 0.940%) due 01/09/2018 ~	40,400	40,476
2.304% (US0003M + 1.000%) due 01/09/2020 ~	14,900	15,029
2.884% (US0003M + 1.580%) due 01/08/2019 ~	7,400	7,507
General Motors Financial Co., Inc.
2.400% due 04/10/2018	9,835	9,868
2.664% (US0003M + 1.360%) due 04/10/2018 ~	22,250	22,369
2.864% (US0003M + 1.560%) due 01/15/2020 ~	23,900	24,384
3.250% due 05/15/2018	11,200	11,302
6.750% due 06/01/2018	865	893
Goldman Sachs Group, Inc.
2.060% (US0003M + 0.730%) due 12/27/2020 ~	12,981	13,037
2.313% (US0003M + 1.000%) due 07/24/2023 ~	4,000	4,016
2.424% (US0003M + 1.110%) due 04/26/2022 ~	20,000	20,229
2.485% (US0003M + 1.170%) due 11/15/2021 ~	27,625	28,017
2.674% (US0003M + 1.360%) due 04/23/2021 ~	12,656	12,943
Harley-Davidson Financial Services, Inc.
1.667% (US0003M + 0.350%) due 03/08/2019 ~	5,800	5,813
HDFC Bank Ltd.
3.000% due 03/06/2018	3,300	3,313
Hospitality Properties Trust
6.700% due 01/15/2018	6,500	6,525
HSBC Holdings PLC
2.977% (US0003M + 1.660%) due 05/25/2021 ~	55,000	57,023
3.557% (US0003M + 2.240%) due 03/08/2021 ~	7,000	7,370
HSBC USA, Inc.
1.625% due 01/16/2018	3,500	3,501
1.700% due 03/05/2018	2,275	2,277
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	19,300	19,307
ICICI Bank Ltd.
4.700% due 02/21/2018	51,706	52,272
4.800% due 05/22/2019	14,650	15,222
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017	600	600
ING Bank NV
2.025% (US0003M + 0.690%) due 10/01/2019 ~	24,225	24,399
International Lease Finance Corp.
3.875% due 04/15/2018	2,000	2,022
5.875% due 04/01/2019	3,200	3,372
6.250% due 05/15/2019	13,050	13,875
7.125% due 09/01/2018	15,663	16,403
Jackson National Life Global Funding
2.060% (US0003M + 0.730%) due 06/27/2022 ~	36,750	36,994
John Deere Capital Corp.
1.797% (US0003M + 0.480%) due 09/08/2022 ~	12,000	12,031
JPMorgan Chase & Co.
1.826% (US0003M + 0.510%) due 03/01/2018 ~	11,000	11,019
1.996% (US0003M + 0.680%) due 06/01/2021 ~	2,600	2,615
2.796% (US0003M + 1.480%) due 03/01/2021 ~	12,145	12,540
KEB Hana Bank
2.000% due 04/02/2018	3,000	2,996
Ladensbank Baden-Wuerttemberg
1.375% due 03/05/2018	3,900	3,899
LeasePlan Corp. NV
2.500% due 05/16/2018	33,289	33,335
2.875% due 01/22/2019	23,600	23,660
3.000% due 10/23/2017	34,476	34,498
Lloyds Bank PLC
1.750% due 05/14/2018	10,000	10,008

Macquarie Bank Ltd.
1.947% (US0003M + 0.630%) due 10/27/2017 ~	6,300	6,303
2.431% (US0003M + 1.120%) due 07/29/2020 ~	51,650	52,523
Macquarie Group Ltd.
7.625% due 08/13/2019	2,000	2,193
Mitsubishi Corp. Finance PLC
1.791% (US0003M + 0.480%) due 04/30/2019 ~	6,000	6,004
Mitsubishi UFJ Financial Group, Inc.
2.104% (US0003M + 0.790%) due 07/25/2022 ~	27,900	28,024
2.235% (US0003M + 0.920%) due 02/22/2022 ~	12,000	12,090
2.377% (US0003M + 1.060%) due 09/13/2021 ~	10,300	10,460
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	8,900	8,910
2.088% (US0003M + 0.775%) due 07/23/2019 ~	16,202	16,310
2.241% (US0003M + 0.925%) due 02/20/2019 ~	5,400	5,421
Mitsubishi UFJ Trust & Banking Corp.
1.680% due 06/20/2018	7,300	7,292
Mizuho Bank Ltd.
2.497% (US0003M + 1.190%) due 10/20/2018 ~	18,572	18,761
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~	37,400	37,531
2.457% (US0003M + 1.140%) due 09/13/2021 ~	1,855	1,883
2.784% (US0003M + 1.480%) due 04/12/2021 ~	17,600	18,045
Morgan Stanley
2.243% (US0003M + 0.930%) due 07/22/2022 ~	25,000	25,108
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~	38,000	38,025
National Bank of Canada
1.904% (US0003M + 0.600%) due 01/17/2020 ~	8,500	8,548
NRW Bank
1.479% (US0003M + 0.170%) due 02/11/2019 ~	12,000	12,026
NTT Finance Corp.
1.863% (US0003M + 0.530%) due 06/29/2020 ~	13,238	13,286
Protective Life Global Funding
1.724% (US0003M + 0.420%) due 03/29/2019 ~	4,900	4,904
QBE Insurance Group Ltd.
2.400% due 05/01/2018	16,805	16,857
QNB Finance Ltd.
2.125% due 02/14/2018	3,800	3,800
2.363% (US0003M + 1.050%) due 05/04/2018 ~	6,500	6,508
2.716% (US0003M + 1.400%) due 05/20/2018 ~	1,100	1,102
2.750% due 10/31/2018	6,443	6,458
RCI Banque S.A.
3.500% due 04/03/2018	47,115	47,473
Reliance Standard Life Global Funding
2.500% due 04/24/2019	7,300	7,347
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~	34,000	34,282
Santander Bank N.A.
2.000% due 01/12/2018	1,440	1,440
2.234% (US0003M + 0.930%) due 01/12/2018 ~	10,900	10,910
Santander Holdings USA, Inc.
2.700% due 05/24/2019	4,953	4,994
2.767% (US0003M + 1.450%) due 11/24/2017 ~	30,255	30,316
Santander UK PLC
2.167% (US0003M + 0.850%) due 08/24/2018 ~	11,463	11,529
2.799% (US0003M + 1.480%) due 03/14/2019 ~	11,200	11,385
Standard Chartered PLC
1.700% due 04/17/2018	5,000	4,995
1.944% (US0003M + 0.640%) due 04/17/2018 ~	10,500	10,512
2.446% (US0003M + 1.130%) due 08/19/2019 ~	16,000	16,190
State Bank of India
2.252% (US0003M + 0.950%) due 04/06/2020 ~	35,200	35,244
3.250% due 04/18/2018	27,042	27,256
3.622% due 04/17/2019	5,293	5,391
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020	3,500	3,479
Sumitomo Mitsui Financial Group, Inc.
2.084% (US0003M + 0.780%) due 07/12/2022 ~	31,365	31,399
2.275% (US0003M + 0.970%) due 01/11/2022 ~	12,000	12,107
2.446% (US0003M + 1.140%) due 10/19/2021 ~	1,600	1,628
2.997% (US0003M + 1.680%) due 03/09/2021 ~	4,000	4,137
Sumitomo Mitsui Trust Bank Ltd.
1.826% (US0003M + 0.510%) due 03/06/2019 ~	54,000	54,135
Svenska Handelsbanken AB
1.806% (US0003M + 0.490%) due 09/06/2019 ~	11,175	11,231
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~	12,000	12,124
2.711% (US0003M + 1.400%) due 11/09/2017 ~	57,750	57,811
Toyota Motor Credit Corp.
1.995% (US0003M + 0.690%) due 01/11/2022 ~	21,500	21,756

UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~	28,000	28,015
3.084% (US0003M + 1.780%) due 04/14/2021 ~	28,300	29,328
Ventas Realty LP
2.000% due 02/15/2018	10,089	10,099
Vonovia Finance BV
3.200% due 10/02/2017	30,403	30,403
Voya Financial, Inc.
2.900% due 02/15/2018	10,310	10,356
WEA Finance LLC
2.700% due 09/17/2019	10,461	10,557
Wells Fargo & Co.
1.773% (US0003M + 0.460%) due 04/22/2019 ~	11,500	11,539
2.656% (US0003M + 1.340%) due 03/04/2021 ~	4,000	4,126
Wells Fargo Bank N.A.
1.817% (US0003M + 0.500%) due 11/28/2018 ~	2,500	2,512
2.053% (US0003M + 0.740%) due 01/22/2018 ~	6,200	6,213
Westpac Banking Corp.
1.375% due 05/30/2018	30,000	29,968

		2,445,439

INDUSTRIALS 22.1%
Abu Dhabi National Energy Co. PJSC
2.500% due 01/12/2018	8,000	8,012
Aetna, Inc.
1.967% (US0003M + 0.650%) due 12/08/2017 ~	1,520	1,522
Allergan Funding SCS
2.390% (US0003M + 1.080%) due 03/12/2018 ~	27,784	27,878
2.565% (US0003M + 1.255%) due 03/12/2020 ~	57,841	58,939
Anheuser-Busch North American Holding Corp.
2.200% due 08/01/2018	2,300	2,311
Asciano Finance Ltd.
5.000% due 04/07/2018	3,800	3,854
Baidu, Inc.
2.250% due 11/28/2017	9,600	9,615
3.250% due 08/06/2018	14,000	14,142
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	28,000	28,062
2.195% (US0003M + 0.880%) due 08/15/2022 ~	27,000	27,107
Baxalta, Inc.
2.103% (US0003M + 0.780%) due 06/22/2018 ~	10,500	10,539
BMW U.S. Capital LLC
1.942% (US0003M + 0.640%) due 04/06/2022 ~	12,234	12,349
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	4,500	4,504
Cardinal Health, Inc.
2.090% (US0003M + 0.770%) due 06/15/2022 ~	9,495	9,541
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	21,000	20,909
2.126% (US0003M + 0.810%) due 03/03/2022 ~	61,560	61,832
2.169% (US0003M + 0.850%) due 09/14/2021 ~	16,450	16,551
2.170% due 08/05/2019	3,296	3,292
2.284% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,007
2.317% (US0003M + 1.000%) due 05/28/2021 ~	28,000	28,321
2.369% due 09/10/2018	16,085	16,131
2.383% (US0003M + 1.070%) due 04/23/2021 ~	4,570	4,592
Chevron Corp.
1.796% (US0003M + 0.480%) due 03/03/2022 ~	12,100	12,166
1.845% (US0003M + 0.530%) due 11/15/2021 ~	992	1,000
CNPC General Capital Ltd.
1.950% due 04/16/2018	1,810	1,810
2.212% (US0003M + 0.895%) due 11/25/2017 ~	13,000	13,009
Competition Team Technologies Ltd.
2.125% due 12/13/2017	8,900	8,906
ConocoPhillips Co.
1.645% (US0003M + 0.330%) due 05/15/2018 ~	3,628	3,632
2.215% (US0003M + 0.900%) due 05/15/2022 ~	20,779	21,218
D.R. Horton, Inc.
3.625% due 02/15/2018	3,925	3,932
3.750% due 03/01/2019	1,400	1,427
Daimler Finance North America LLC
1.562% (US0003M + 0.250%) due 11/05/2018 ~	2,000	2,001
1.650% due 03/02/2018	11,180	11,185
1.767% (US0003M + 0.450%) due 05/18/2018 ~	6,270	6,283
1.842% (US0003M + 0.530%) due 05/05/2020 ~	6,500	6,528
1.931% (US0003M + 0.620%) due 10/30/2019 ~	32,106	32,277
2.041% (US0003M + 0.740%) due 07/05/2019 ~	47,000	47,361
2.171% (US0003M + 0.860%) due 08/01/2018 ~	18,600	18,706

Dell International LLC
3.480% due 06/01/2019	38,900	39,660
Deutsche Telekom International Finance BV
1.774% (US0003M + 0.450%) due 09/19/2019 ~	13,750	13,775
1.884% (US0003M + 0.580%) due 01/17/2020 ~	3,300	3,311
Discovery Communications LLC
2.036% (US0003M + 0.710%) due 09/20/2019 ~	3,000	3,019
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~	4,995	5,015
eBay, Inc.
1.791% (US0003M + 0.480%) due 08/01/2019 ~	29,483	29,547
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	10,800	10,892
Energy Transfer LP
2.500% due 06/15/2018	15,769	15,834
Enterprise Products Operating LLC
1.650% due 05/07/2018	1,300	1,300
6.650% due 04/15/2018	4,000	4,104
EQT Corp.
2.104% (US0003M + 0.770%) due 10/01/2020 ~(a)	1,400	1,403
6.500% due 04/01/2018	18,391	18,782
FMC Technologies, Inc.
2.000% due 10/01/2017	250	250
General Motors Co.
3.500% due 10/02/2018	2,000	2,033
Harvest Operations Corp.
2.125% due 05/14/2018	6,600	6,595
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	6,300	6,364
3.231% (US0003M + 1.930%) due 10/05/2018 ~	17,750	18,027
HPHT Finance Ltd.
2.250% due 03/17/2018	4,510	4,508
Hyundai Capital America
2.000% due 03/19/2018	1,563	1,564
2.134% (US0003M + 0.800%) due 04/03/2020 ~	1,200	1,198
2.875% due 08/09/2018	2,100	2,111
Imperial Brands Finance PLC
2.050% due 02/11/2018	63,345	63,384
2.050% due 07/20/2018	9,693	9,699
2.950% due 07/21/2020	4,000	4,063
Intel Corp.
1.659% (US0003M + 0.350%) due 05/11/2022 ~	5,500	5,519
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	3,025	3,070
Kinder Morgan, Inc.
2.000% due 12/01/2017	20,629	20,637
7.250% due 06/01/2018	2,751	2,848
KLA-Tencor Corp.
2.375% due 11/01/2017	25,800	25,813
Kraft Heinz Foods Co.
1.729% (US0003M + 0.420%) due 08/09/2019 ~	32,280	32,315
1.879% (US0003M + 0.570%) due 02/10/2021 ~	19,000	19,026
2.000% due 07/02/2018	1,500	1,503
6.125% due 08/23/2018	13,500	14,022
Martin Marietta Materials, Inc.
1.965% (US0003M + 0.650%) due 05/22/2020 ~	7,000	7,031
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	7,499	7,558
Mondelez International Holdings Netherlands BV
1.924% (US0003M + 0.610%) due 10/28/2019 ~	8,000	8,036
Mylan NV
3.000% due 12/15/2018	5,910	5,978
Mylan, Inc.
2.600% due 06/24/2018	25,000	25,128
NetApp, Inc.
2.000% due 12/15/2017	28,500	28,511
Nissan Motor Acceptance Corp.
1.694% (US0003M + 0.390%) due 07/13/2020 ~	15,000	15,015
1.837% (US0003M + 0.520%) due 09/13/2019 ~	32,900	33,068
1.954% (US0003M + 0.650%) due 07/13/2022 ~	9,500	9,501
2.194% (US0003M + 0.890%) due 01/13/2022 ~	40,855	41,080
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	3,442	3,475
Penske Truck Leasing Co. LP
3.375% due 03/15/2018	4,728	4,765
Petroleos Mexicanos
3.125% due 01/23/2019	3,435	3,475
3.324% (US0003M + 2.020%) due 07/18/2018 ~	13,900	14,071
8.000% due 05/03/2019	2,140	2,338
9.250% due 03/30/2018	5,981	6,184
Petronas Capital Ltd.
5.250% due 08/12/2019	5,500	5,809

Phillips 66
1.954% (US0003M + 0.650%) due 04/15/2019 ~	5,200	5,207
2.054% (US0003M + 0.750%) due 04/15/2020 ~	4,700	4,707
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,300	5,452
QUALCOMM, Inc.
1.766% (US0003M + 0.450%) due 05/20/2020 ~	2,900	2,920
1.866% (US0003M + 0.550%) due 05/20/2020 ~	28,604	28,885
2.041% (US0003M + 0.730%) due 01/30/2023 ~	33,383	33,576
QVC, Inc.
3.125% due 04/01/2019	2,800	2,829
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~	30,700	30,834
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,220	2,231
SK Telecom Co. Ltd.
2.125% due 05/01/2018	14,100	14,093
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	19,400	19,541
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	11,000	11,094
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	89,385	90,121
Tencent Holdings Ltd.
3.375% due 03/05/2018	2,105	2,118
3.375% due 05/02/2019	5,071	5,173
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	19,846	19,775
Time Warner Cable LLC
6.750% due 07/01/2018	58,495	60,581
8.250% due 04/01/2019	3,740	4,067
Tyson Foods, Inc.
1.764% (US0003M + 0.450%) due 08/21/2020 ~	7,000	7,012
1.768% (US0003M + 0.450%) due 05/30/2019 ~	5,330	5,339
1.868% (US0003M + 0.550%) due 06/02/2020 ~	9,000	9,046
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	7,860	7,860
1.650% due 05/22/2018	11,905	11,895
1.756% (US0003M + 0.440%) due 11/20/2017 ~	14,658	14,664
1.785% (US0003M + 0.470%) due 05/22/2018 ~	33,300	33,325
Volkswagen International Finance NV
1.600% due 11/20/2017	4,825	4,824
Vulcan Materials Co.
1.920% (US0003M + 0.600%) due 06/15/2020 ~	2,000	2,002
Wyndham Worldwide Corp.
2.500% due 03/01/2018	3,581	3,588
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	24,680	24,708
Zoetis, Inc.
1.875% due 02/01/2018	21,814	21,860

		1,663,992

UTILITIES 5.2%
American Electric Power Co., Inc.
1.650% due 12/15/2017	1,000	1,000
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	18,700	18,796
2.202% (US0003M + 0.890%) due 02/14/2023 ~	33,485	33,436
2.254% (US0003M + 0.950%) due 07/15/2021 ~	18,000	18,237
BP Capital Markets PLC
1.974% (US0003M + 0.650%) due 09/19/2022 ~	5,000	5,031
British Telecommunications PLC
5.950% due 01/15/2018	26,485	26,808
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	1,500	1,501
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017	2,203	2,213
8.875% due 11/15/2018	1,200	1,290
CNOOC Finance Ltd.
1.750% due 05/09/2018	41,605	41,568
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	1,300	1,305
2.125% due 02/15/2018	20,000	20,007
E.ON International Finance BV
5.800% due 04/30/2018	25,859	26,443
Exelon Generation Co. LLC
6.200% due 10/01/2017	24,629	24,629

Israel Electric Corp. Ltd.
5.625% due 06/21/2018	12,500	12,794
7.700% due 07/15/2018	3,000	3,124
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	13,200	13,348
Korea Southern Power Co. Ltd.
1.875% due 02/05/2018	2,500	2,496
Pacific Gas & Electric Co.
5.625% due 11/30/2017	1,500	1,510
Plains All American Pipeline LP
6.500% due 05/01/2018	12,347	12,646
Sinopec Capital Ltd.
1.875% due 04/24/2018	24,782	24,764
Sinopec Group Overseas Development Ltd.
2.224% (US0003M + 0.920%) due 04/10/2019 ~	12,000	12,071
2.750% due 04/10/2019	5,363	5,406
TECO Finance, Inc.
1.904% (US0003M + 0.600%) due 04/10/2018 ~	19,624	19,656
6.572% due 11/01/2017	1,869	1,876
Verizon Communications, Inc.
2.321% (US0003M + 1.000%) due 03/16/2022 ~	58,500	59,385

		391,340

Total Corporate Bonds & Notes (Cost $4,481,263)		4,500,771

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.217% (US0003M + 0.900%) due 11/25/2043 ~	732	733

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~	27,950	28,100

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	2,274	2,273

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
1.637% (US0001M + 0.400%) due 06/01/2018 ~	900	901
Texas State General Obligation Notes, Series 2014
1.637% (US0001M + 0.400%) due 06/01/2019 ~	2,000	2,000

		2,901

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.927% (US0001M*0.67% + 1.100%) due 01/01/2042 ~	7,350	7,374

Total Municipal Bonds & Notes (Cost $41,203)		41,381

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
1.487% (LIBOR01M + 0.250%) due 05/25/2037 ~	63	63
1.532% (LIBOR01M + 0.300%) due 03/25/2044 ~	2,096	2,080
1.537% (LIBOR01M + 0.300%) due 01/25/2037 ~	870	875
1.567% (LIBOR01M + 0.330%) due 02/25/2037 ~	130	130
1.587% (LIBOR01M + 0.350%) due 11/25/2036 ~	186	187
1.634% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	1,580	1,588
1.637% (LIBOR01M + 0.400%) due 06/25/2026 ~	320	320
1.647% (LIBOR01M + 0.410%) due 09/25/2035 ~	721	724
1.657% (LIBOR01M + 0.420%) due 03/25/2037 ~	531	533
1.682% (LIBOR01M + 0.450%) due 07/25/2046 ~	28,945	28,927
1.687% (LIBOR01M + 0.450%) due 02/25/2038 - 06/25/2042 ~	1,511	1,518
1.734% (LIBOR01M + 0.500%) due 05/18/2032 ~	276	277
1.737% (LIBOR01M + 0.500%) due 06/25/2031 - 12/25/2040 ~	600	605
1.784% (LIBOR01M + 0.550%) due 03/18/2032 ~	202	205
1.787% (LIBOR01M + 0.550%) due 09/25/2041 ~	1,993	2,012
1.917% (LIBOR01M + 0.680%) due 12/25/2037 - 02/25/2041 ~	1,702	1,728
1.937% (LIBOR01M + 0.700%) due 05/25/2037 ~	162	164
1.948% (LIBOR01M + 0.720%) due 04/25/2023 ~	4,864	4,885
1.987% (LIBOR01M + 0.750%) due 03/25/2037 - 02/25/2040 ~	249	256
2.017% (LIBOR01M + 0.780%) due 02/25/2038 ~	1,295	1,313
2.087% (LIBOR01M + 0.850%) due 07/25/2038 ~	183	186
2.137% (LIBOR01M + 0.900%) due 03/25/2032 ~	51	52
3.122% (H15T1Y + 2.239%) due 01/01/2036 ~	7,068	7,471

3.422% (US0012M + 1.732%) due 05/01/2038 ~	984	1,040
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	309	308
Freddie Mac
1.484% (LIBOR01M + 0.250%) due 11/15/2036 - 01/15/2040 ~	67	66
1.554% (LIBOR01M + 0.320%) due 02/15/2037 ~	1,685	1,685
1.632% (LIBOR01M + 0.400%) due 12/15/2042 ~	8,232	8,222
1.654% (LIBOR01M + 0.420%) due 04/15/2041 ~	447	447
1.734% (LIBOR01M + 0.500%) due 07/15/2039 ~	138	140
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~	5,544	5,850
Ginnie Mae
1.431% (US0001M + 0.200%) due 06/20/2066 ~	36,745	36,701
1.601% (US0001M + 0.370%) due 06/20/2061 - 10/20/2066 ~	5,099	5,102
1.631% (US0001M + 0.400%) due 10/20/2062 ~	7,790	7,771
1.680% (H15T1Y + 0.450%) due 05/20/2063 ~	1,342	1,347
1.701% (US0001M + 0.470%) due 06/20/2067 ~	2,266	2,261
1.731% (US0001M + 0.500%) due 03/20/2061 - 04/20/2064 ~	7,274	7,273
1.731% (LIBOR01M + 0.500%) due 07/20/2067 ~	5,032	5,027
1.781% (US0001M + 0.550%) due 04/20/2062 ~	5,204	5,215
1.831% (US0001M + 0.600%) due 10/20/2065 ~	6,628	6,643
1.931% (US0001M + 0.700%) due 02/20/2062 ~	7,222	7,270
1.981% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~	14,739	14,824
2.011% (US0001M + 0.780%) due 09/20/2066 ~	2,473	2,491
2.031% (US0001M + 0.800%) due 05/20/2066 - 07/20/2066 ~	15,272	15,396
2.061% (US0001M + 0.830%) due 08/20/2066 ~	1,451	1,466
2.151% (US0001M + 0.920%) due 07/20/2065 ~	6,932	7,023
2.231% (US0001M + 1.000%) due 01/20/2066 ~	7,035	7,163
2.281% (US0001M + 1.050%) due 02/20/2066 ~	18,135	18,489
2.480% (US0012M + 0.750%) due 06/20/2067 ~	8,589	8,851
2.550% (US0012M + 0.750%) due 04/20/2067 ~	2,495	2,576
6.000% due 12/15/2033	28	33
6.500% due 11/15/2033 - 09/15/2034	28	30
7.000% due 01/15/2024 - 07/15/2032	132	135
7.500% due 07/15/2024 - 06/15/2028	121	128
10.000% due 04/15/2018 - 04/15/2025	7	6
NCUA Guaranteed Notes
1.582% (LIBOR01M + 0.350%) due 12/07/2020 ~	728	729
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	2,427	2,442

Total U.S. Government Agencies (Cost $239,213)		240,249

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
1.375% due 09/30/2019	247,000	246,479

Total U.S. Treasury Obligations (Cost $246,508)		246,479

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
1.817% (US0001M + 0.580%) due 02/25/2045 ~	56	56
BAMLL Commercial Mortgage Securities Trust
2.627% (LIBOR01M + 1.400%) due 12/15/2031 ~	9,588	9,603
Banc of America Mortgage Trust
3.617% due 03/25/2034 ~	200	203
Barclays Commercial Mortgage Securities Trust
2.344% (LIBOR01M + 1.110%) due 02/15/2028 ~	21,994	22,008
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 08/25/2033 ~	1,323	1,312
BX Trust
2.154% (LIBOR01M + 0.920%) due 07/15/2034 ~	20,000	20,060
BXHTL Mortage Trust
2.465% (LIBOR01M + 1.230%) due 05/15/2029 ~	1,300	1,303
Citigroup Commercial Mortgage Trust
2.077% due 07/15/2032 ~	5,000	5,006
2.515% (LIBOR01M + 1.280%) due 07/15/2027 ~	4,100	4,104
Credit Suisse Commercial Mortgage Trust
1.984% (LIBOR01M + 0.750%) due 07/15/2032 ~	13,000	13,022
Fort Cre LLC
2.737% (LIBOR01M + 1.500%) due 05/21/2036 ~	2,116	2,119
Gosforth Funding PLC
1.787% due 12/19/2059 ~	15,000	15,011
Great Wolf Trust
2.090% due 09/15/2034 ~	5,000	5,006
GS Mortgage Securities Corp. Trust
1.934% (LIBOR01M + 0.700%) due 07/15/2032 ~	16,300	16,330
GS Mortgage Securities Trust
3.648% due 01/10/2047	10,000	10,479
IMT Mortgage Trust
1.934% (LIBOR01M + 0.700%) due 06/15/2034 ~	3,000	3,004

JPMorgan Chase Commercial Mortgage Securities Corp.
2.034% (LIBOR01M + 0.800%) due 06/15/2032 ~	16,000	16,023
JPMorgan Chase Commercial Mortgage Securities Trust
2.207% (LIBOR01M + 0.980%) due 07/15/2031 ~	1,022	1,024
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	1,260	1,263
Motel 6 Trust
2.154% due 08/15/2034 ~	38,000	38,127
PFP Ltd.
2.117% due 07/14/2035 (a)~+	15,000	15,001
2.284% (LIBOR01M + 1.050%) due 01/14/2035 ~	3,166	3,172
RBSSP Resecuritization Trust
1.734% (US0001M + 0.500%) due 10/26/2036 ~	165	164
Resource Capital Corp. Ltd.
2.034% (LIBOR01M + 0.800%) due 07/15/2034 ~	15,000	15,053
Rosslyn Portfolio Trust
2.184% (LIBOR01M + 0.950%) due 06/15/2033 ~	4,500	4,482
Stonemont Portfolio Trust
2.085% due 08/20/2030 ~	13,000	13,036
UBS-Barclays Commercial Mortgage Trust
2.021% (LIBOR01M + 0.790%) due 04/10/2046 ~	15,000	15,193
Wells Fargo Commercial Mortgage Trust
2.278% (LIBOR01M + 1.050%) due 07/15/2046 ~	5,700	5,778

Total Non-Agency Mortgage-Backed Securities (Cost $256,080)		256,942

ASSET-BACKED SECURITIES 13.9%
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	10,000	10,047
AmeriCredit Automobile Receivables Trust
1.200% due 05/18/2018	1,309	1,309
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~	4,292	4,315
Atrium CDO Corp.
2.254% (US0003M + 0.950%) due 07/16/2025 ~	7,700	7,717
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032	5,171	5,168
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~	5,000	5,000
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~	1,500	1,509
2.767% (US0003M + 1.450%) due 07/27/2026 ~	30,000	30,040
Catamaran CLO Ltd.
2.515% (US0003M + 1.190%) due 12/20/2023 ~	14,178	14,251
Cent CLO Ltd.
2.414% (US0003M + 1.100%) due 01/25/2026 ~	10,800	10,823
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	15,000	15,030
2.511% (US0003M + 1.200%) due 01/29/2025 ~	5,934	5,944
2.668% (US0003M + 1.350%) due 12/05/2024 ~	5,581	5,596
Citibank Credit Card Issuance Trust
1.856% (LIBOR01M + 0.620%) due 04/22/2026 ~	6,000	6,070
Colony American Homes
2.186% (LIBOR01M + 0.950%) due 07/17/2031 ~	6,794	6,809
Commonbond Student Loan Trust
2.087% (US0001M + 0.850%) due 05/25/2041 ~	2,339	2,356
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (a)	15,180	15,180
2.464% (US0003M + 1.150%) due 04/28/2025 ~	15,140	15,172
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	17,300	17,352
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~	1,455	1,469
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)	15,200	15,200
2.504% (US0003M + 1.200%) due 01/15/2025 ~	12,992	13,059
2.565% (US0003M + 1.250%) due 11/15/2025 ~	11,900	11,964
Edsouth Indenture LLC
1.967% (US0001M + 0.730%) due 04/25/2039 ~	1,773	1,773
2.387% (US0001M + 1.150%) due 09/25/2040 ~	452	450
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~	12,100	12,139
Evergreen Credit Card Trust
1.734% (LIBOR01M + 0.500%) due 11/16/2020 ~	15,600	15,666
1.954% (LIBOR01M + 0.720%) due 04/15/2020 ~	22,000	22,070
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~	1,583	1,592
Flagship Credit Auto Trust
1.470% due 03/16/2020	3,185	3,183
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~	2,218	2,219

Gallatin Loan Management
1.000% due 07/15/2027 +(a)	7,600	7,600
GM Financial Consumer Automobile
1.510% due 03/16/2020	1,800	1,800
GoldenTree Loan Opportunities Ltd.
2.464% (US0003M + 1.150%) due 04/25/2025 ~	9,486	9,538
Halcyon Loan Advisors Funding Ltd.
2.815% (US0003M + 1.500%) due 08/15/2023 ~	4,394	4,422
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	12,300	12,372
Invitation Homes Trust
2.534% (LIBOR01M + 1.300%) due 08/17/2032 ~	12,411	12,511
KKR Financial CLO Ltd.
2.763% (US0003M + 1.450%) due 01/23/2026 ~	4,700	4,739
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	10,000	10,027
Lime Street CLO Ltd.
1.565% (US0003M + 0.240%) due 06/20/2021 ~	1,957	1,956
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~	542	543
2.416% (US0003M + 1.110%) due 01/19/2025 ~	20,900	20,965
Navient Student Loan Trust
1.837% (US0001M + 0.600%) due 06/25/2065 ~	1,918	1,923
1.837% (US0001M + 0.600%) due 07/26/2066 ~	11,500	11,590
1.987% (US0001M + 0.750%) due 07/26/2066 ~	3,500	3,543
2.048% due 07/26/2066 ~+	12,000	11,986
2.284% (US0001M + 1.050%) due 12/27/2066 ~	29,163	29,598
2.487% (US0001M + 1.250%) due 06/25/2065 ~	15,744	16,081
Nelnet Student Loan Trust
1.407% (US0003M + 0.120%) due 12/24/2035 ~	6,208	6,115
1.834% (US0001M + 0.600%) due 03/25/2030 ~	6,404	6,437
2.037% (US0001M + 0.800%) due 09/25/2065 ~	28,342	28,764
2.117% (US0003M + 0.800%) due 11/25/2048 ~	2,399	2,429
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~	8,800	8,802
Nissan Auto Lease Trust
1.640% due 09/16/2019	7,000	6,999
Northstar Education Finance, Inc.
1.937% (US0001M + 0.700%) due 12/26/2031 ~	1,871	1,870
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~	30,000	30,080
Octagon Investment Partners Ltd.
2.424% (US0003M + 1.120%) due 07/17/2025 ~	10,000	10,022
OneMain Financial Issuance Trust
2.370% due 09/14/2032	13,600	13,549
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~	28,000	28,151
Palmer Square Loan Funding Ltd.
2.454% (US0003M + 1.150%) due 01/15/2025 ~	13,717	13,724
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~	995	993
PHEAA Student Loan Trust
2.187% (US0001M + 0.950%) due 11/25/2065 ~	13,296	13,346
Prestige Auto Receivables Trust
1.460% due 07/15/2020	3,026	3,021
Progress Residential Trust
2.634% (LIBOR01M + 1.400%) due 01/17/2034 ~	5,000	5,077
2.734% (LIBOR01M + 1.500%) due 09/17/2033 ~	9,919	10,079
Securitized Term Auto Receivables Trust
1.435% due 01/27/2020 ~(a)	15,000	15,002
Shackleton CLO Ltd.
2.424% (US0003M + 1.120%) due 01/13/2025 ~	3,300	3,308
SLC Student Loan Trust
1.420% (US0003M + 0.100%) due 09/15/2026 ~	1,019	1,017
1.430% (US0003M + 0.110%) due 03/15/2027 ~	4,816	4,813
1.440% (US0003M + 0.120%) due 06/15/2029 ~	17,700	17,612
SLM Private Education Loan Trust
1.850% due 06/17/2030	3,215	3,216
2.334% (US0001M + 1.100%) due 06/17/2030 ~	4,871	4,917
3.734% (US0001M + 2.500%) due 01/15/2043 ~	11,210	11,603
SLM Student Loan Trust
1.394% (US0003M + 0.080%) due 01/25/2024 ~	18,953	18,953
1.424% (US0003M + 0.110%) due 01/27/2025 ~	6,216	6,205
1.424% (US0003M + 0.110%) due 10/27/2025 ~	4,343	4,342
1.424% (US0003M + 0.110%) due 07/27/2026 ~	815	815
1.434% (US0003M + 0.120%) due 01/25/2027 ~	1,752	1,747
1.454% (US0003M + 0.140%) due 10/25/2028 ~	3,500	3,485
1.484% (US0003M + 0.170%) due 07/25/2023 ~	3,182	3,182
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~	17,288	17,290
1.814% (US0003M + 0.500%) due 04/25/2024 ~	14,182	14,230

1.864% (US0003M + 0.550%) due 10/26/2026 ~	8,642	8,663
1.864% (US0003M + 0.550%) due 01/25/2028 ~	12,555	12,585
1.937% (US0001M + 0.700%) due 01/25/2029 ~	4,507	4,521
2.464% (US0003M + 1.150%) due 04/25/2019 ~	5,986	6,006
2.814% (US0003M + 1.500%) due 04/25/2023 ~	693	710
SMB Private Education Loan Trust
1.934% (US0001M + 0.700%) due 05/15/2023 ~	4,853	4,858
2.134% (US0001M + 0.900%) due 09/15/2034 ~	19,000	19,195
2.334% (US0001M + 1.100%) due 09/15/2034 ~	10,000	10,188
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	11,076	11,075
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026	10,049	10,095
SoFi Professional Loan Program LLC
1.750% due 07/25/2040	15,803	15,793
1.830% due 05/25/2040	6,428	6,438
1.837% (US0001M + 0.600%) due 07/25/2040 ~	3,298	3,303
Sofi Professional Loan Program LLC
2.087% (US0001M + 0.850%) due 07/25/2039 ~	12,832	12,948
SoFi Professional Loan Program LLC
2.337% (US0001M + 1.100%) due 10/27/2036 ~	3,891	3,952
2.534% (US0001M + 1.300%) due 02/25/2040 ~	3,706	3,732
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~	11,915	11,938
2.407% (US0003M + 1.100%) due 01/21/2026 ~	8,000	8,034
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~	13,100	13,143
Starwood Waypoint Homes Trust
2.200% due 01/17/2035 ~	10,000	10,011
Structured Asset Investment Loan Trust
2.237% (US0001M + 1.000%) due 11/25/2033 ~	1,449	1,398
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~	4,099	4,107
THL Credit Wind River CLO Ltd.
2.744% (US0003M + 1.440%) due 01/18/2026 ~	2,700	2,716
2.754% (US0003M + 1.450%) due 01/15/2026 ~	5,200	5,223
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~	14,150	14,295
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 09/25/2056 ~	16,762	16,818
1.987% (US0001M + 0.750%) due 01/25/2057 ~	10,456	10,490
Venture CLO Ltd.
2.424% (US0003M + 1.120%) due 04/15/2026 ~	8,800	8,851
VOLT LLC
3.375% due 05/28/2047	30,550	30,816
WhiteHorse Ltd.
2.464% (US0003M + 1.160%) due 07/17/2026 ~	1,300	1,300
2.511% (US0003M + 1.200%) due 02/03/2025 ~	6,575	6,599

Total Asset-Backed Securities (Cost $1,038,021)		1,042,662

SOVEREIGN ISSUES 7.5%
Agence Francaise de Developpement
1.555% (US0003M + 0.250%) due 07/11/2019 ~	14,400	14,424
Caisse des Depots et Consignations
1.417% (US0003M + 0.100%) due 09/09/2019 ~	20,200	20,181
Development Bank of Japan, Inc.
1.554% (US0003M + 0.240%) due 01/28/2020 ~	27,800	27,670
1.822% (US0003M + 0.510%) due 11/08/2017 ~	15,000	15,004
1.822% (US0003M + 0.510%) due 11/07/2018 ~	5,000	4,987
1.835% (US0003M + 0.530%) due 07/11/2018 ~	8,000	8,004
1.875% due 10/03/2018	27,000	27,010
2.004% (US0003M + 0.700%) due 04/16/2019 ~	2,000	1,996
Export-Import Bank of India
3.875% due 10/02/2019	5,000	5,159
Japan Bank for International Cooperation
1.669% (US0003M + 0.360%) due 11/13/2018 ~	27,750	27,728
1.697% (US0003M + 0.390%) due 07/21/2020 ~	63,800	63,790
1.750% due 07/31/2018	50,000	49,991
1.796% (US0003M + 0.480%) due 06/01/2020 ~	15,700	15,697
1.887% (US0003M + 0.570%) due 02/24/2020 ~	34,900	35,029
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	43,670	43,581
2.000% due 09/08/2020	45,586	45,313
2.125% due 03/06/2019	50,800	50,831
Korea Expressway Corp.
2.007% (US0003M + 0.700%) due 04/20/2020 ~	3,000	2,998
Korea Resources Corp.
2.125% due 05/02/2018	31,700	31,733
Tokyo Metropolitan Government
1.625% due 06/06/2018	44,300	44,308

2.125% due 05/20/2019	26,800	26,867

Total Sovereign Issues (Cost $561,986)		562,301

SHORT-TERM INSTRUMENTS 12.0%
CERTIFICATES OF DEPOSIT 2.2%
Barclays Bank PLC
1.781% due 03/16/2018	77,300	77,375
1.827% due 05/17/2018	20,800	20,809
1.940% due 09/04/2018	9,400	9,408
First Republic Bank
1.700% due 10/30/2017	43,000	43,000
Norinchukin Bank
2.019% due 10/10/2017	13,000	13,003
2.019% due 10/11/2017	3,700	3,701

		167,296

COMMERCIAL PAPER 9.2%
Bell Canada
1.527% due 12/15/2017	18,000	17,943
Boston Scientific Corp.
1.624% due 10/12/2017	28,000	27,986
CNPC Finance
1.523% due 10/13/2017	50,000	49,977
Electricite de France S.A.
1.932% due 01/09/2018	5,000	4,978
2.036% due 01/09/2018	6,000	5,974
Enbridge Energy Partners LP
2.031% due 10/05/2017	3,500	3,499
2.294% due 12/04/2017	9,700	9,670
2.294% due 12/11/2017	40,000	39,864
2.294% due 12/14/2017	20,400	20,327
Energy Transfer Partners
2.235% due 10/02/2017	50,000	49,993
2.235% due 10/06/2017	18,000	17,994
Engie
1.521% due 10/03/2017	500	500
1.565% due 10/20/2017	10,500	10,493
1.596% due 11/01/2017	7,800	7,791
1.638% due 10/04/2017	6,000	5,999
1.649% due 10/03/2017	3,500	3,499
ENI Finance USA, Inc.
1.806% due 10/02/2017	9,500	9,499
2.048% due 05/07/2018	5,000	4,949
Entergy Corp.
1.598% due 12/08/2017	50,000	49,837
1.680% due 11/17/2017	22,500	22,449
Ford Motor Credit Co.
2.016% due 04/12/2018	11,280	11,172
2.017% due 06/01/2018	4,000	3,950
HP, Inc.
1.842% due 03/26/2018	75,000	74,506
Marriott International
1.535% due 10/18/2017	40,000	39,971
Mattel, Inc.
1.746% due 10/10/2017	4,000	3,998
1.746% due 10/16/2017	6,800	6,796
Mondelez International, Inc.
1.547% due 10/23/2017	14,000	13,987
NiSource Finance Corp.
1.420% due 10/03/2017	10,000	9,998
ONEOK, Inc.
1.898% due 10/02/2017	3,500	3,499
1.929% due 10/17/2017	10,000	9,992
Plains All American Pipeline LP
2.489% due 10/12/2017	10,000	9,995
2.490% due 10/23/2017	5,000	4,995
Sempra Energy Holdings
1.463% due 11/08/2017	6,000	5,991
Southern Co. Gas Capital
1.421% due 10/24/2017	15,000	14,986
Spectra Energy Partners LP
1.471% due 10/05/2017	3,000	2,999
Telstra Corp. Ltd.
1.754% due 11/20/2017	24,600	24,550
TELUS Corp.
1.504% due 11/28/2017	30,000	29,929

TransCanada American, Inc.
1.578% due 12/11/2017	5,000	4,985
TransCanada PipeLines Ltd.
1.598% due 11/08/2017	30,000	29,954
Whirlpool Corp.
1.496% due 12/26/2017	10,000	9,963
WPP CP Finance PLC
1.682% due 01/12/2018	4,500	4,480
1.736% due 02/12/2018	2,000	1,988
1.736% due 02/13/2018	5,000	4,969

		690,874

REPURCHASE AGREEMENTS (b) 0.1%		10,621

SHORT-TERM NOTES 0.5%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	16,601	16,602
3.041% (US0003M + 1.740%) due 10/05/2017 ~	16,500	16,501
TechnipFMC PLC
2.000% due 10/01/2017	8,195	8,195

		41,298

Total Short-Term Instruments (Cost $909,759)		910,089

Total Investments in Securities (Cost $7,774,033)		7,800,874

Total Investments 103.7% (Cost $7,774,033)		$7,800,874
Other Assets and Liabilities, net (3.7)%		(278,469)

Net Assets 100.0%		$7,522,405

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.240%	09/29/2017	10/02/2017	$9,100	Fannie Mae 4.000% due 04/01/2047	$(9,394)	$9,100	$9,101
FICC	0.500	09/29/2017	10/02/2017	1,521	U.S. Treasury Notes 2.000% due 04/30/2024	(1,554)	1,521	1,521

Total Repurchase Agreements						$(10,948)	$10,621	$10,622

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(19,635) at a weighted average interest rate of 1.396%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,445,439	$0	$2,445,439
Industrials	0	1,663,992	0	1,663,992
Utilities	0	391,340	0	391,340
Municipal Bonds & Notes
Arkansas	0	733	0	733
California	0	28,100	0	28,100
South Carolina	0	2,273	0	2,273
Texas	0	2,901	0	2,901
Washington	0	7,374	0	7,374
U.S. Government Agencies	0	240,249	0	240,249
U.S. Treasury Obligations	0	246,479	0	246,479
Non-Agency Mortgage-Backed Securities	0	241,941	15,001	256,942
Asset-Backed Securities	0	1,007,876	34,786	1,042,662
Sovereign Issues	0	562,301	0	562,301
Short-Term Instruments
Certificates of Deposit	0	167,296	0	167,296
Commercial Paper	0	690,874	0	690,874
Repurchase Agreements	0	10,621	0	10,621
Short-Term Notes	0	41,298	0	41,298

Total Investments	$0	$7,751,087	$49,787	$7,800,874

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%
MUNICIPAL BONDS & NOTES 95.3%
ARIZONA 4.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2015
0.940% due 01/01/2046	$2,500	$2,500
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,585
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,513
Arizona Water Infrastructure Finance Authority Revenue Notes, Series 2009
4.250% due 10/01/2019	730	777
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	2,981
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,000	1,244

		10,600

ARKANSAS 0.1%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	368

CALIFORNIA 5.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.640% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,003
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,087
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	512
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	535
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	515
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	541
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,434
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,510
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,641
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	511
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	513
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,174
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	636
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,065

		14,677

COLORADO 2.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,884
Denver, Colorado City & County School District No. 1 General Obligation Bonds, Series 2017
5.000% due 12/01/2028	3,000	3,674

		5,558

DISTRICT OF COLUMBIA 1.3%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,099
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,374

		3,473

FLORIDA 4.1%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,165
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,063

Florida’s Turnpike Enterprise Revenue Bonds, Series 2017
5.000% due 07/01/2029	2,555	3,110
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,138
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,687
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	250
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,505
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2028	350	417
West Palm Beach, Florida Utility System Revenue Bonds, Series 2017
5.000% due 10/01/2028	545	675

		11,010

GEORGIA 2.9%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	572
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	715
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	650	778
5.000% due 04/01/2027	400	480
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	2,000	2,016
Griffin-Spalding County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	400	479
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	834
LaGrange-Troup County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	500	599
5.000% due 04/01/2027	200	240
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	253
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	352
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	270

		7,588

GUAM 0.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	878

HAWAII 0.9%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,379

ILLINOIS 8.2%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,310
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2018	1,200	1,208
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	4,000	4,436
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	2,000	2,202
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2018	1,000	1,011
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,100
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,110
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	531

		21,908

INDIANA 0.6%
Indiana Finance Authority Revenue Notes, Series 2010
5.000% due 02/01/2018	500	507
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,135

		1,642

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	502

KENTUCKY 0.5%
Kentucky Turnpike Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	1,000	1,219

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,028
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2028	855	1,009

		3,037

MARYLAND 0.8%
Baltimore, Maryland Revenue Notes, Series 2011
5.000% due 07/01/2021	60	68
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2027	1,750	2,120

		2,188

MASSACHUSETTS 2.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
5.000% due 01/01/2030	2,000	2,374
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,372
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,301
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	533

		6,580

MICHIGAN 1.4%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,368
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2021	1,000	1,115
University of Michigan Revenue Bonds, Series 2017
5.000% due 04/01/2028	1,000	1,250

		3,733

MINNESOTA 1.4%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017
5.000% due 12/01/2029	1,000	1,216
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,032
University of Minnesota Revenue Bonds, Series 2016
5.000% due 04/01/2032	1,220	1,461

		3,709

MISSOURI 0.9%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,473
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,005

		2,478

NEVADA 0.7%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,761

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
5.000% due 12/01/2022	1,115	1,306

NEW JERSEY 4.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,101
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,069
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,151
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,743
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	1,000	1,112

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	2,250	2,701

		10,877

NEW MEXICO 0.7%
Farmington, New Mexico Revenue Bonds, Series 2010
2.125% due 06/01/2040	1,800	1,813

NEW YORK 13.1%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012
5.000% due 05/01/2022	1,000	1,158
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	541
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,525
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,000	1,185
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,643
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,893
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,414
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,267
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	475
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	833
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,575
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 02/15/2027	2,000	2,467
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,122
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	509
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,131
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,360
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,468
5.000% due 11/15/2028	825	979
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,250	1,475

		35,020

NORTH CAROLINA 2.1%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	316
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,891
5.000% due 10/01/2027	1,100	1,268
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,719
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	294

		5,488

OHIO 5.4%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	917
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,152
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,524
Miami University/Oxford, Ohio Revenue Bonds, Series 2017
5.000% due 09/01/2029	380	457
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
0.930% due 01/01/2043	2,400	2,400
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,501
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,112

University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,448

		14,511

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	500

PENNSYLVANIA 8.0%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	573
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	2,000	2,410
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	900	1,018
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,500	1,517
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,835
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	403
5.000% due 08/15/2031	300	352
5.000% due 08/15/2033	1,000	1,160
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2028	1,335	1,643
5.000% due 08/15/2029	1,250	1,529
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
1.820% (MUNIPSA + 0.880%) due 12/01/2020 ~	4,500	4,546
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	882
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2017
5.000% due 11/01/2030	1,585	1,908
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	508

		21,284

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% (US0003M*0.67 + 0.520%) due 07/01/2029 ~	1,280	1,040

RHODE ISLAND 3.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,026

SOUTH DAKOTA 0.8%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,075
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,053

		2,128

TENNESSEE 2.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	964
5.000% due 02/01/2027	3,000	3,546
5.250% due 09/01/2026	1,595	1,925

		6,435

TEXAS 9.1%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2026	750	896
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,338
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,583
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,165
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.980% due 12/01/2024	2,500	2,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
1.520% (MUNIPSA + 0.580%) due 12/01/2042 ~	4,500	4,515
5.000% due 12/01/2025	500	592
Houston, Texas Combined Utility System Revenue Notes, Series 2017
5.000% due 11/15/2026	2,050	2,518
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,102

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	3,448
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,337
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,154
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	505	508
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	583

		24,239

UTAH 0.9%
Murray, Utah Revenue Bonds, Series 2005
0.950% due 05/15/2037	2,500	2,500

VIRGINIA 1.7%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	2,250	2,291
Virginia College Building Authority Revenue Bonds, Series 2016
5.000% due 09/01/2028	1,850	2,269

		4,560

WASHINGTON 3.0%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2016
5.000% due 11/01/2030	1,000	1,215
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,217
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	650
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.990% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,508
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,297

		7,887

WISCONSIN 0.4%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,187

Total Municipal Bonds & Notes (Cost $244,909)		254,089

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (c) 0.2%		590

U.S. TREASURY BILLS 3.5%
1.009% due 11/09/2017 - 01/18/2018 (a)(b)	9,300	9,282

Total Short-Term Instruments (Cost $9,872)		9,872

Total Investments in Securities (Cost $254,781)		263,961

Total Investments 99.0% (Cost $254,781)		$263,961
Other Assets and Liabilities, net 1.0%		2,657

Net Assets 100.0%		$266,618

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$590	U.S. Treasury Notes 2.500% due 05/15/2024	$(605)	$590	$590

Total Repurchase Agreements						$(605)	$590	$590

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$10,600	$0	$10,600
Arkansas	0	368	0	368
California	0	14,677	0	14,677
Colorado	0	5,558	0	5,558
District of Columbia	0	3,473	0	3,473
Florida	0	11,010	0	11,010
Georgia	0	7,588	0	7,588
Guam	0	878	0	878
Hawaii	0	2,379	0	2,379
Illinois	0	21,908	0	21,908
Indiana	0	1,642	0	1,642
Kansas	0	502	0	502
Kentucky	0	1,219	0	1,219
Louisiana	0	3,037	0	3,037
Maryland	0	2,188	0	2,188
Massachusetts	0	6,580	0	6,580
Michigan	0	3,733	0	3,733
Minnesota	0	3,709	0	3,709
Missouri	0	2,478	0	2,478
Nevada	0	1,761	0	1,761
New Hampshire	0	1,306	0	1,306
New Jersey	0	10,877	0	10,877
New Mexico	0	1,813	0	1,813
New York	0	35,020	0	35,020
North Carolina	0	5,488	0	5,488
Ohio	0	14,511	0	14,511
Oregon	0	500	0	500
Pennsylvania	0	21,284	0	21,284
Puerto Rico	0	1,040	0	1,040
Rhode Island	0	8,026	0	8,026
South Dakota	0	2,128	0	2,128
Tennessee	0	6,435	0	6,435
Texas	0	24,239	0	24,239
Utah	0	2,500	0	2,500
Virginia	0	4,560	0	4,560
Washington	0	7,887	0	7,887
Wisconsin	0	1,187	0	1,187
Short-Term Instruments
Repurchase Agreements	0	590	0	590
U.S. Treasury Bills	0	9,282	0	9,282

Total Investments	$0	$263,961	$0	$263,961

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%
MUNICIPAL BONDS & NOTES 90.6%
ALABAMA 1.2%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	$810	$817

ARIZONA 2.0%
Industrial Development Authority of the County, Arizona of Yavapai Revenue Bonds, Series 2010
1.000% due 04/01/2029	750	750
Pima County, Arizona Sewer System Revenue Notes, Series 2016
5.000% due 07/01/2022	500	581

		1,331

CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.640% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,003

COLORADO 6.9%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.726% (US0001M*0.7 + 0.860%) due 11/15/2031 ~	1,000	1,007
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	500	596
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.725% (US0001M*0.67 + 0.900%) due 09/01/2039 ~	1,000	1,007
Regional Transportation District, Colorado Certificates of Participation Notes, Series 2015
5.000% due 06/01/2020	1,000	1,097
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	750	846

		4,553

CONNECTICUT 3.3%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2022	1,000	1,145
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.791% (US0001M*0.68 + 0.950%) due 07/01/2049 ~	1,000	1,007

		2,152

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	500	568

FLORIDA 3.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2022	1,000	1,148
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	665
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	503

		2,316

GEORGIA 4.4%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,007
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2021	200	224
Fulton County, Georgia Development Authority Revenue Notes, Series 2017
5.000% due 04/01/2021	165	185
LaGrange-Troup County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2021	150	168
5.000% due 04/01/2022	300	343
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2018	950	966

		2,893

HAWAII 1.5%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.260% (MUNIPSA + 0.320%) due 09/01/2025 ~	1,000	1,000

ILLINOIS 5.6%
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,082
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	596
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	750	818
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,226

		3,722

KENTUCKY 1.5%
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007
1.250% due 06/01/2033	1,000	999

MICHIGAN 2.0%
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2022	500	561
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.900% due 11/15/2047	750	760

		1,321

MINNESOTA 1.6%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2021	250	272
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	786

		1,058

NEBRASKA 1.8%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	580	609
Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	551

		1,160

NEVADA 1.5%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	500	503
Clark County, Nevada Revenue Bonds, Series 2017
1.600% due 01/01/2036	500	500

		1,003

NEW JERSEY 1.6%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	500	539
New Jersey Turnpike Authority Revenue Notes, Series 2012
5.000% due 01/01/2019	500	524

		1,063

NEW MEXICO 3.7%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	750	749
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2019	600	642
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,063

		2,454

NEW YORK 7.8%
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	500	554
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	750	830
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,030
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	700	749
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,365	1,448

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	500	557

		5,168

NORTH CAROLINA 5.1%
North Carolina Medical Care Commission Revenue Notes, Series 2016
5.000% due 06/01/2020	1,220	1,344
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,024
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.579% (US0001M*0.67 + 0.750%) due 12/01/2041 ~	1,000	1,000

		3,368

OHIO 4.9%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,007
Franklin County, Ohio Revenue Bonds, Series 2011
4.000% due 11/15/2033	500	515
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	814
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	750	872

		3,208

OREGON 1.6%
Oregon State General Obligation Notes, Series 2017
5.000% due 09/28/2018 (a)	1,000	1,040

PENNSYLVANIA 12.0%
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 09/15/2018	145	150
5.000% due 01/15/2021	1,000	1,113
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
1.800% due 09/01/2029	1,000	994
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	1,011
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2010
1.050% due 12/01/2030	1,600	1,600
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.566% (US0001M*0.7 + 0.700%) due 12/01/2018 ~	2,500	2,507
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	551

		7,926

TEXAS 6.5%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	521
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.980% due 12/01/2027	1,000	1,000
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	1,000	1,003
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	750	754
Spring Branch Independent School District, Texas General Obligations Bonds, (PSF Insured), Series 2013
3.000% due 06/15/2041	1,000	1,030

		4,308

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,018

WASHINGTON 4.8%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.640% (MUNIPSA + 0.700%) due 11/01/2045 ~	1,000	1,003
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2016
5.000% due 11/01/2021	1,000	1,149
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.990% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,003

		3,155

WISCONSIN 1.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	1,000	1,171

Total Municipal Bonds & Notes (Cost $59,235)		59,775

SHORT-TERM INSTRUMENTS 9.1%
REPURCHASE AGREEMENTS (d) 0.8%		501

U.S. TREASURY BILLS 5.9%
1.029% due 11/30/2017 - 01/18/2018 (b)(c)	3,900	3,891

U.S. TREASURY CASH MANAGEMENT BILLS 2.4%
1.062% due 01/02/2018 (b)(c)	1,600	1,596

Total Short-Term Instruments (Cost $5,988)		5,988

Total Investments in Securities (Cost $65,223)		65,763

Total Investments 99.7% (Cost $65,223)		$65,763
Other Assets and Liabilities, net 0.3%		225

Net Assets 100.0%		$65,988

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$501	U.S. Treasury Notes 2.500% due 05/15/2024	$(512)	$501	$501

Total Repurchase Agreements						$(512)	$501	$501

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$817	$0	$817
Arizona	0	1,331	0	1,331
California	0	1,003	0	1,003
Colorado	0	4,553	0	4,553
Connecticut	0	2,152	0	2,152
District of Columbia	0	568	0	568
Florida	0	2,316	0	2,316
Georgia	0	2,893	0	2,893
Hawaii	0	1,000	0	1,000
Illinois	0	3,722	0	3,722
Kentucky	0	999	0	999
Michigan	0	1,321	0	1,321
Minnesota	0	1,058	0	1,058
Nebraska	0	1,160	0	1,160
Nevada	0	1,003	0	1,003
New Jersey	0	1,063	0	1,063
New Mexico	0	2,454	0	2,454
New York	0	5,168	0	5,168
North Carolina	0	3,368	0	3,368
Ohio	0	3,208	0	3,208
Oregon	0	1,040	0	1,040
Pennsylvania	0	7,926	0	7,926
Texas	0	4,308	0	4,308
Virginia	0	1,018	0	1,018
Washington	0	3,155	0	3,155
Wisconsin	0	1,171	0	1,171
Short-Term Instruments
Repurchase Agreements	0	501	0	501
U.S. Treasury Bills	0	3,891	0	3,891
U.S. Treasury Cash Management Bills	0	1,596	0	1,596

Total Investments	$0	$65,763	$0	$65,763

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Manager Company LLC (the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$119,473	$0	$(515)	$(515)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	190,468	663	(14,774)	(14,111)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,046,532	997	(3,448)	(2,451)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	221,191	259	(1,607)	(1,348)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	66,562	0	(1,354)	(1,354)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,943,029	29,186	(23,659)	5,527
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	788,752	17,265	(1,441)	15,824
PIMCO Active Bond Exchange-Traded Fund	2,512,966	43,310	(36,924)	6,386
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	141,918	1,331	(478)	853
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7,774,035	28,154	(1,315)	26,839
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	254,781	9,191	(11)	9,180
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	65,223	562	(22)	540

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

3. INVESTMENTS IN AFFILIATES

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$45,886	63,398	(60,632)	0	0	48,652	128
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	2,811	(2,811)	0	0	0	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	IDR	Indonesian Rupiah
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	USISDA05	5 Year USD ICE Swap Rate - 11AM
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate	USSW5	5 Year USSW Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund

Other Abbreviations:
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JSC	Joint Stock Company	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
DAC	Designated Activity Company	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017